united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Fulcrum Diversified Absolute Return Fund

Institutional Class (FARIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	1.13%

How did the Fund perform during the reporting period?

Asset markets begun the period under pressure from talk of more restrictive monetary policy but this receded later in Q4-23 as an economic soft landing scenario and an improving environment for risk assets became the central theme. U.S. mega cap growth stocks were the main driver of equity market gains. Fixed income markets failed to benefit from the improved sentiment with inflation lingering above central bank targets. The Fund returned +9.35% for the period ended June 30, 2024, meeting its investment objective. Dynamic Asset Allocation strategies were the largest contributor to returns, capturing the broad upward move in equity markets, whilst remaining underweight fixed income. Discretionary Macro strategies also added to returns, from a broad array of sub-strategies and most notably thematic equities. Diversifying Strategies were flat over the period.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the year ended 2024 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $1,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate USD Hedged Index
Jul-15	$1,000,000	$1,000,000	$1,000,000
Jun-16	957,000	1,001,957	1,063,172
Jun-17	974,868	1,006,829	1,058,782
Jun-18	1,005,761	1,020,545	1,076,299
Jun-19	1,016,707	1,044,150	1,160,207
Jun-20	1,103,789	1,061,158	1,230,612
Jun-21	1,220,551	1,062,158	1,231,552
Jun-22	1,218,137	1,063,942	1,121,452
Jun-23	1,194,858	1,102,495	1,127,263
Jun-24	1,306,561	1,162,392	1,174,610

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	9.35%	5.14%	3.04%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.70%
Bloomberg Global Aggregate USD Hedged Index	4.20%	0.25%	1.82%

Fund Statistics

  Net Assets$200,114,475
  Number of Portfolio Holdings884
  Advisory Fee (net of waivers)$1,630,102
  Portfolio Turnover239%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.5%
Exchange-Traded Funds	0.6%
Purchased Options	3.2%
U.S. Government & Agencies	71.7%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	48.9
North American Equities	14.4
European ex-UK Equities	1.4
Equity Derivatives	0.6
Exchange-Traded Equity Funds	0.4
Japanese Equities	0.4
UK Equities	0.3
Australian Equities	0.2
Interest Rate Derivatives	0.0
Credit Derivatives	0.0
Commodity Derivatives	(0.2)

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-FulcrumI-AR 063024

Fulcrum Diversified Absolute Return Fund (FARIX)

Annual Shareholder Report - June 30, 2024

Fulcrum Diversified Absolute Return Fund

Super Institutional Class (FARYX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$105	1.05%

How did the Fund perform during the reporting period?

Asset markets begun the period under pressure from talk of more restrictive monetary policy but this receded later in Q4-23 as an economic soft landing scenario and an improving environment for risk assets became the central theme. U.S. mega cap growth stocks were the main driver of equity market gains. Fixed income markets failed to benefit from the improved sentiment with inflation lingering above central bank targets. The Fund returned +9.35% for the period ended June 30, 2024, meeting its investment objective. Dynamic Asset Allocation strategies were the largest contributor to returns, capturing the broad upward move in equity markets, whilst remaining underweight fixed income. Discretionary Macro strategies also added to returns, from a broad array of sub-strategies and most notably thematic equities. Diversifying Strategies were flat over the period.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the year ended 2024 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $25,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate USD Hedged Index
Jul-15	$25,000,000	$25,000,000	$25,000,000
Jun-16	23,925,000	25,048,935	26,579,288
Jun-17	24,371,817	25,170,729	26,469,543
Jun-18	25,143,299	25,513,637	26,907,479
Jun-19	25,447,539	26,103,757	29,005,184
Jun-20	27,659,280	26,528,948	30,765,291
Jun-21	30,592,425	26,553,959	30,788,808
Jun-22	30,565,144	26,598,544	28,036,289
Jun-23	30,016,211	27,562,383	28,181,571
Jun-24	32,835,859	29,059,795	29,365,254

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	9.39%	5.23%	3.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.70%
Bloomberg Global Aggregate USD Hedged Index	4.20%	0.25%	1.82%

Fund Statistics

  Net Assets$200,114,475
  Number of Portfolio Holdings884
  Advisory Fee (net of waivers)$1,630,102
  Portfolio Turnover239%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.5%
Exchange-Traded Funds	0.6%
Purchased Options	3.2%
U.S. Government & Agencies	71.7%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	48.9
North American Equities	14.4
European ex-UK Equities	1.4
Equity Derivatives	0.6
Exchange-Traded Equity Funds	0.4
Japanese Equities	0.4
UK Equities	0.3
Australian Equities	0.2
Interest Rate Derivatives	0.0
Credit Derivatives	0.0
Commodity Derivatives	(0.2)

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-FulcrumY-AR 063024

Fulcrum Diversified Absolute Return Fund (FARYX)

Annual Shareholder Report - June 30, 2024

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $60,000

2023 – $75,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $10,000

2023 – $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2023 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Annual Financial Statements

June 30, 2024

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7%
	ADVERTISING & MARKETING - 0.0%(a)
42	Omnicom Group, Inc.	$3,767

	AEROSPACE & DEFENSE - 0.1%
29	AeroVironment, Inc.(b)	5,283
18	Dassault Aviation S/A(c)	3,270
5,508	Saab A.B.(c)	132,542
22	Teledyne Technologies, Inc.(b)	8,536
		149,631
	APPAREL & TEXTILE PRODUCTS - 0.1%
20	adidas A.G.(c)	4,778
112	Gildan Activewear, Inc.(c)	4,248
35	Hermes International SCA(c)	80,236
86	LVMH Moet Hennessy Louis Vuitton S.E.(c)	65,741
252	NIKE, Inc., Class B	18,993
		173,996
	ASSET MANAGEMENT - 0.1%
1,269	Apollo Global Management, Inc.	149,831
110	BlackRock, Inc.	86,605
1,482	EQT A.B.(c)	43,802
46	Groupe Bruxelles Lambert N.V.(c)	3,284
171	Intermediate Capital Group PLC(c)	4,717
		288,239
	AUTOMOTIVE - 0.2%
1,084	Niterra Company Ltd.(c)	31,469
251	Rheinmetall A.G.(c)	127,906
702	Tesla, Inc.(b)	138,912
		298,287
	BANKING - 0.5%
32,383	Banco Santander S/A(c)	150,225
2,216	Bank of America Corporation	88,130
398	Bank of Ireland Group PLC(c)	4,165
99	BNP Paribas S/A(c)	6,313
891	CaixaBank S/A(c)	4,718
544	Commonwealth Bank of Australia(c)	46,221

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	BANKING - 0.5% (Continued)
8,608	HSBC Holdings PLC(c)	$74,418
3,226	Intesa Sanpaolo SpA(c)	11,995
1,586	JPMorgan Chase & Company	320,785
56	KBC Group N.V.(c)	3,953
43	Macquarie Group Ltd.(c)	5,871
6,552	Mitsubishi UFJ Financial Group, Inc.(c)	70,421
374	Nordea Bank Abp(c)	4,450
657	Royal Bank of Canada(c)	69,940
378	Toronto-Dominion Bank (The)(c)	20,776
1,151	Wells Fargo & Company	68,358
		950,739
	BEVERAGES - 0.1%
2,049	Celsius Holdings, Inc.(b)	116,977
1,269	Monster Beverage Corporation(b)	63,387
		180,364
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.8%
540	AbbVie, Inc.	92,621
244	Amgen, Inc.	76,238
789	AstraZeneca PLC(c)	123,237
119	Bayer A.G.(c)	3,363
960	Bristol-Myers Squibb Company	39,869
625	CSL Ltd.(c)	123,070
429	Eli Lilly & Company	388,407
4	GRAIL, Inc.(b)	67
845	Johnson & Johnson	123,505
772	Merck & Company, Inc.	95,574
2,028	Novo Nordisk A/S(c)	292,883
1,258	Rhythm Pharmaceuticals, Inc.(b)	51,653
340	Sanofi S/A(c)	32,758
2,147	Structure Therapeutics, Inc. - ADR(b)	84,313
1,461	Viking Therapeutics, Inc.(b)	77,448
		1,605,006

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	CABLE & SATELLITE - 0.0%(a)
1,234	Comcast Corporation, Class A	$48,323

	CHEMICALS - 0.1%
32	Arkema S/A(c)	2,782
210	Dow, Inc.	11,141
518	Sherwin-Williams Company (The)	154,586
26	Yara International ASA(c)	749
		169,258
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,896	Castellum A.B.(b)(c)	47,575
210	Compass Group PLC(c)	5,734
1,897	Daiseki Company Ltd.(c)	44,104
68	Intertek Group PLC(c)	4,121
1,670	Recruit Holdings Company Ltd.(c)	89,351
334	Republic Services, Inc.	64,910
601	Waste Connections, Inc.(c)	105,435
373	Waste Management, Inc.	79,576
		440,806
	CONSTRUCTION MATERIALS - 0.1%
1,199	Holcim A.G.(c)	106,269
994	Kingspan Group PLC(c)	84,652
129	Owens Corning	22,410
		213,331
	CONTAINERS & PACKAGING - 0.1%
664	AptarGroup, Inc.	93,497
4,314	Billerud Aktiebolag(c)	39,937
		133,434
	DATA CENTER REIT - 0.1%
161	Equinix, Inc.	121,812

	DIVERSIFIED INDUSTRIALS - 0.3%
979	Eaton Corporation PLC(c)	306,965
2,037	Emerson Electric Company	224,396
		531,361

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	E-COMMERCE DISCRETIONARY - 0.3%
3,088	Amazon.com, Inc.(b)	$596,756

	ELECTRIC UTILITIES - 1.6%
8,040	AES Corporation (The)	141,263
3,213	Alliant Energy Corporation	163,542
1,886	Ameren Corporation	134,113
2,509	American Electric Power Company, Inc.	220,141
1,721	Boralex, Inc.(c)	42,150
2,024	Consolidated Edison, Inc.	180,986
1,078	Constellation Energy Corporation	215,891
1,113	Duke Energy Corporation	111,556
4,014	Edison International	288,246
472	EDP Renovaveis S/A(c)	6,598
9,611	Enel SpA(c)	66,860
1,086	Engie S/A(c)	15,513
2,722	Evergy, Inc.	144,184
2,574	Eversource Energy	145,972
318	Hydro One Ltd.(c)	9,262
6,400	Iberdrola S/A(c)	83,059
4,518	National Grid PLC(c)	50,408
4,014	NextEra Energy, Inc.	284,232
1,501	Pinnacle West Capital Corporation	114,646
802	PNM Resources, Inc.	29,642
1,340	Public Service Enterprise Group, Inc.	98,758
515	RWE A.G.(c)	17,626
2,697	SEMPRA	205,134
2,302	Southern Company (The)	178,566
2,233	WEC Energy Group, Inc.	175,201
		3,123,549
	ELECTRICAL EQUIPMENT - 0.7%
1,357	AMETEK, Inc.	226,226
3,264	Amphenol Corporation, Class A	219,896
755	Assa Abloy A.B., Class B(c)	21,346
815	Daikin Industries Ltd.(c)	113,334

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
615	Hubbell, Inc.	$224,770
46	Lennox International, Inc.	24,609
514	Nibe Industrier A.B.(c)	2,180
21	Novanta, Inc.(b)	3,425
2,670	nVent Electric PLC(c)	204,549
15	Schindler Holding A.G.(c)	3,770
753	Schneider Electric S.E.(c)	180,930
512	Trane Technologies PLC(c)	168,412
		1,393,447
	ENGINEERING & CONSTRUCTION - 0.3%
328	AECOM	28,910
404	Arcosa, Inc.	33,698
3,150	Cellnex Telecom S/A(c)	102,479
149	Comfort Systems USA, Inc.	45,314
571	Construction Partners, Inc., Class A(b)	31,525
961	Fluor Corporation(b)	41,852
542	Granite Construction, Inc.	33,588
110	Installed Building Products, Inc.	22,625
260	Jacobs Solutions, Inc.	36,325
588	KBR, Inc.	37,714
384	Primoris Services Corporation	19,158
171	Quanta Services, Inc.	43,449
466	Sterling Infrastructure, Inc.(b)	55,146
206	Tetra Tech, Inc.	42,123
60	TopBuild Corporation(b)	23,116
		597,022
	ENTERTAINMENT CONTENT - 0.1%
234	Capcom Company Ltd.(c)	4,412
148	Konami Group Corporation(c)	10,654
104	Square Enix Holdings Company Ltd.(c)	3,124
546	Take-Two Interactive Software, Inc.(b)	84,897
		103,087
	FOOD - 0.5%
707	Bakkafrost P/F(c)	35,893

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	FOOD - 0.5% (Continued)
5,381	BellRing Brands, Inc.(b)	$307,470
4,813	Mowi ASA(c)	80,111
1,995	Nestle S/A(c)	203,691
128	Salmar ASA(c)	6,738
1,806	Simply Good Foods Company (The)(b)	65,251
6,708	Vital Farms, Inc.(b)	313,733
		1,012,887
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
970	West Fraser Timber Company Ltd.(c)	74,490

	GAS & WATER UTILITIES - 0.1%
1,822	American Water Works Company, Inc.	235,329
1,078	Veolia Environnement S/A(c)	32,242
		267,571
	HEALTH CARE FACILITIES & SERVICES - 1.5%
4,889	Cardinal Health, Inc.	480,686
2,412	Cencora, Inc.	543,424
2,612	Centene Corporation(b)	173,176
710	Cigna Group (The)	234,705
831	CVS Health Corporation	49,079
591	Elevance Health, Inc.	320,239
177	Humana, Inc.	66,136
14	Lonza Group A.G.(c)	7,643
1,242	McKesson Corporation	725,377
388	Molina Healthcare, Inc.(b)	115,352
616	UnitedHealth Group, Inc.	313,704
		3,029,521
	HOME CONSTRUCTION - 0.5%
244	Armstrong World Industries, Inc.	27,631
525	AZEK Company, Inc. (The)(b)	22,118
1,185	DR Horton, Inc.	167,002
263	Fortune Brands Innovations, Inc.	17,079
1,944	KB Home	136,430
599	Lennar Corporation, Class A	89,772

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	HOME CONSTRUCTION - 0.5% (Continued)
404	LGI Homes, Inc.(b)	$36,154
275	Masco Corporation	18,334
239	Meritage Homes Corporation	38,682
19	NVR, Inc.(b)	144,183
1,220	PulteGroup, Inc.	134,322
1,541	Taylor Morrison Home Corporation(b)	85,433
749	Toll Brothers, Inc.	86,270
2,009	Tri Pointe Homes, Inc.(b)	74,835
		1,078,245
	HOUSEHOLD PRODUCTS - 0.3%
1,351	Church & Dwight Company, Inc.	140,072
156	Colgate-Palmolive Company	15,138
45	Estee Lauder Companies, Inc. (The), Class A	4,788
1,545	Procter & Gamble Company (The)	254,801
287	Reckitt Benckiser Group PLC(c)	15,535
3,432	Unicharm Corporation(c)	110,236
		540,570
	INDUSTRIAL REIT - 0.1%
783	Prologis, Inc.	87,939
130	Warehouses De Pauw CVA(c)	3,523
		91,462
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
53	Ashtead Group PLC(c)	3,539
81	Ferguson PLC(c)	15,686
95	SiteOne Landscape Supply, Inc.(b)	11,534
42	United Rentals, Inc.	27,162
		57,921
	INFRASTRUCTURE REIT - 0.0%(a)
94	American Tower Corporation, Class A	18,272

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
191	CME Group, Inc.	37,551
135	Deutsche Boerse A.G.(c)	27,636
689	Interactive Brokers Group, Inc., Class A	84,471

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.1% (Continued)
299	London Stock Exchange Group PLC(c)	$35,529
881	Morgan Stanley	85,625
		270,812
	INSURANCE - 0.5%
27	Allstate Corporation (The)	4,311
41	Aon PLC, Class A(c)	12,037
114	Arch Capital Group Ltd.(b)(c)	11,501
395	Arthur J Gallagher & Company	102,427
501	Berkshire Hathaway, Inc., Class B(b)	203,806
486	Chubb Ltd. (c)	123,969
276	Coface S/A(c)	3,847
129	Fairfax Financial Holdings Ltd.(c)	146,736
1,109	Hartford Financial Services Group, Inc. (The)	111,499
149	Marsh & McLennan Companies, Inc.	31,397
876	MS&AD Insurance Group Holdings, Inc.(c)	19,468
178	Progressive Corporation (The)	36,972
126	SCOR S.E.(c)	3,194
5	Swiss Life Holding A.G.(c)	3,677
817	Tokio Marine Holdings, Inc.(c)	30,498
501	Travelers Companies, Inc. (The)	101,873
877	Voya Financial, Inc.	62,399
		1,009,611
	INTERNET MEDIA & SERVICES - 0.7%
484	Airbnb, Inc., Class A(b)	73,389
1,789	Alphabet, Inc., Class A	325,867
1,560	Alphabet, Inc., Class C	286,136
401	Auto Trader Group PLC(c)	4,061
744	Meta Platforms, Inc., Class A	375,140
172	Netflix, Inc.(b)	116,079
30	REA Group Ltd.(c)	3,935
500	Rightmove PLC(c)	3,394
379	Shopify, Inc., Class A(b)(c)	25,044
49	Spotify Technology S/A(b)(c)	15,376

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.7% (Continued)
1,885	Uber Technologies, Inc.(b)	$137,002
		1,365,423
	LEISURE FACILITIES & SERVICES - 0.3%
4,108	Chipotle Mexican Grill, Inc.(b)	257,366
219	McDonald’s Corporation	55,810
1,094	Starbucks Corporation	85,168
1,026	TKO Group Holdings, Inc.	110,798
		509,142
	MACHINERY - 0.1%
1,580	Atlas Copco A.B., Class A(c)	29,701
303	Atlas Copco A.B., Class B(c)	4,894
702	Crane Company	101,776
1,186	Ingersoll Rand, Inc.	107,736
301	TOMRA Systems ASA(c)	3,592
		247,699
	MEDICAL EQUIPMENT & DEVICES - 0.2%
1,099	Boston Scientific Corporation(b)	84,634
324	Cochlear Ltd.(c)	71,783
930	Edwards Lifesciences Corporation(b)	85,904
1,051	Hoya Corporation(c)	122,207
26	Illumina, Inc.(b)	2,714
224	Insulet Corporation(b)	45,203
31	Mettler-Toledo International, Inc.(b)	43,325
		455,770
	METALS & MINING - 0.2%
20,985	Denison Mines Corporation(b)(c)	42,025
4,755	Energy Fuels, Inc.(b)(c)	28,811
645	Franco-Nevada Corporation(c)	76,446
170	Glencore PLC(c)	969
724	Hecla Mining Company	3,511
1,115	Newmont Corporation	46,685
217	Pan American Silver Corporation(c)	4,314
607	Rio Tinto Ltd.(c)	48,181
933	Rio Tinto PLC(c)	61,341

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	METALS & MINING - 0.2% (Continued)
30	Royal Gold, Inc.	$3,755
		316,038
	MULTI ASSET CLASS REIT - 0.0%(a)
5,218	Segro PLC(c)	59,246

	OIL & GAS PRODUCERS - 0.3%
3,607	Antero Resources Corporation(b)	117,697
1,415	BP PLC(c)	8,500
1,797	CNX Resources Corporation(b)	43,667
4,598	Eni SpA(c)	70,701
3,374	Itochu Enex Company Ltd.(c)	31,901
245	Murphy USA, Inc.	115,018
1,896	Ovintiv, Inc.	88,866
1,299	Parkland Corporation(c)	36,410
		512,760
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
8,879	Aker Solutions ASA(c)	36,760
3,729	Baker Hughes Company	131,149
2,220	Expro Group Holdings N.V.(b)	50,882
1,872	Schlumberger N.V.(c)	88,321
		307,112
	PUBLISHING & BROADCASTING - 0.0%(a)
3,700	Future PLC(c)	49,064
128	Schibsted ASA(c)	3,779
		52,843
	RESIDENTIAL REIT - 0.0%(a)
19	AvalonBay Communities, Inc.	3,931
278	UNITE Group PLC (The)(c)	3,135
		7,066
	RETAIL - CONSUMER STAPLES - 1.3%
871	Costco Wholesale Corporation	740,341
8,712	Hims & Hers Health, Inc.(b)	175,895
1,442	Kroger Company (The)	71,999
2,595	Sprouts Farmers Market, Inc.(b)	217,098

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3% (Continued)
17,708	Tesco PLC(c)	$68,498
18,285	Walmart, Inc.	1,238,077
		2,511,908
	RETAIL - DISCRETIONARY - 0.3%
449	Brunello Cucinelli SpA(c)	44,972
119	Builders FirstSource, Inc.(b)	16,471
506	Home Depot, Inc. (The)	174,185
39,617	JD Sports Fashion PLC(c)	59,846
410	Lowe’s Companies, Inc.	90,389
210	Lululemon Athletica, Inc.(b)	62,727
903	Pets at Home Group PLC(c)	3,372
1,122	TJX Companies, Inc. (The)	123,532
		575,494
	RETAIL REIT - 0.0%(a)
63	Realty Income Corporation	3,328

	SELF-STORAGE REIT - 0.0%(a)
235	Big Yellow Group PLC(c)	3,488
31	Public Storage	8,917
		12,405
	SEMICONDUCTORS - 1.1%
559	Applied Materials, Inc.	131,918
262	BE Semiconductor Industries N.V.(c)	43,826
186	Broadcom, Inc.	298,629
258	Infineon Technologies A.G.(c)	9,481
104	KLA Corporation	85,749
121	Lam Research Corporation	128,847
285	Microchip Technology, Inc.	26,078
1,078	Micron Technology, Inc.	141,789
8,141	NVIDIA Corporation	1,005,739
359	NXP Semiconductors N.V.(c)	96,603
357	QUALCOMM, Inc.	71,107
565	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	98,202
		2,137,968

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	SOFTWARE - 1.2%
150	Adobe, Inc.(b)	$83,331
525	Akamai Technologies, Inc.(b)	47,292
202	ANSYS, Inc.(b)	64,943
82	Autodesk, Inc.(b)	20,291
338	Cadence Design Systems, Inc.(b)	104,020
19	Cloudflare, Inc., Class A(b)	1,574
66	Crowdstrike Holdings, Inc., Class A(b)	25,291
141	Dassault Systemes S.E.(c)	5,332
129	Elastic N.V.(b)	14,694
406	Fortinet, Inc.(b)	24,470
45	HubSpot, Inc.(b)	26,541
115	Intuit, Inc.	75,579
339	JFrog Ltd.(b)	12,729
2,470	Microsoft Corporation	1,103,966
59	nCino, Inc.(b)	1,856
40	Okta, Inc.(b)	3,744
1,049	Oracle Corporation	148,118
278	Palo Alto Networks, Inc.(b)	94,245
138	Pegasystems, Inc.	8,353
21	PTC, Inc.(b)	3,815
173	Qualys, Inc.(b)	24,670
208	Rapid7, Inc.(b)	8,992
83	Roper Technologies, Inc.	46,784
434	Salesforce, Inc.	111,581
323	SAP S.E.(c)	65,576
180	ServiceNow, Inc.(b)	141,601
199	Smartsheet, Inc., Class A(b)	8,772
33	Synopsys, Inc.(b)	19,637
385	Tenable Holdings, Inc.(b)	16,778
9	Tyler Technologies, Inc.(b)	4,525
159	Varonis Systems, Inc.(b)	7,627
37	Veeva Systems, Inc., Class A(b)	6,771
228	Workday, Inc., Class A(b)	50,972
		2,384,470

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	SPECIALTY FINANCE - 0.0%(a)
121	American Express Company	$28,018

	STEEL - 0.0%(a)
36	ArcelorMittal S/A(c)	824
1,146	Mitsui & Company Ltd.(c)	26,010
		26,834
	TECHNOLOGY HARDWARE - 0.5%
4,462	Apple, Inc.	939,787
450	Nintendo Company Ltd.(c)	23,934
520	Panasonic Holdings Corporation(c)	4,257
800	Sony Group Corporation(c)	67,833
15	Super Micro Computer, Inc.(b)	12,290
		1,048,101
	TECHNOLOGY SERVICES - 0.6%
210	Accenture PLC, Class A(c)	63,716
3	Adyen N.V.(b)(c)	3,578
1,499	Amadeus IT Group S/A(c)	99,783
42	Amdocs Ltd.	3,315
83	Automatic Data Processing, Inc.	19,811
29	Booz Allen Hamilton Holding Corporation	4,463
386	Broadridge Financial Solutions, Inc.	76,042
103	Computacenter PLC(c)	3,739
147	Corpay, Inc.(b)	39,162
15	Equifax, Inc.	3,637
114	Experian PLC(c)	5,312
8	FactSet Research Systems, Inc.	3,266
25	Fair Isaac Corporation(b)	37,217
877	Fiserv, Inc.(b)	130,708
305	International Business Machines Corporation	52,750
57	Jack Henry & Associates, Inc.	9,463
439	Mastercard, Inc., Class A	193,669
53	MSCI, Inc.	25,533
1,079	Netcompany Group A/S(b)(c)	46,302
39	Paychex, Inc.	4,624

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	TECHNOLOGY SERVICES - 0.6% (Continued)
329	PayPal Holdings, Inc.(b)	$19,092
926	QinetiQ Group PLC(c)	5,188
376	RELX PLC(c)	17,296
220	S&P Global, Inc.	98,120
211	Softcat PLC(c)	4,846
17	Verisk Analytics, Inc.	4,582
828	Visa, Inc., Class A	217,326
311	WEX, Inc.(b)	55,091
134	Wolters Kluwer N.V.(c)	22,221
		1,269,852
	TELECOMMUNICATIONS - 0.0%(a)
214	TELUS Corporation(c)	3,239
107	T-Mobile US, Inc.	18,851
1,333	Verizon Communications, Inc.	54,973
		77,063
	TRANSPORTATION & LOGISTICS - 0.4%
1	AP Moller - Maersk A/S - Series A(c)	1,698
2,845	Ardmore Shipping Corporation(c)	64,098
1,733	Canadian Pacific Kansas City Ltd.(c)	136,464
632	CH Robinson Worldwide, Inc.	55,692
6,657	DHT Holdings, Inc.(c)	77,021
486	DSV A/S(c)	74,474
691	Expeditors International of Washington, Inc.	86,230
3,317	Frontline PLC(c)	85,446
1,445	International Seaways, Inc.	85,443
11	Kuehne + Nagel International A.G.(c)	3,164
952	Scorpio Tankers, Inc.(c)	77,388
2	Svitzer A/S(b)(c)	75
1,232	Teekay Tankers Ltd., Class A(c)	84,774
		831,967
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
536	ITOCHU Corporation(c)	26,169

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(a)
2,133	Toyota Tsusho Corporation(c)	$41,529

	TOTAL COMMON STOCKS (Cost $29,358,319)	33,381,782

	EXCHANGE-TRADED FUNDS — 0.4%
	EQUITY - 0.4%
3,748	Global X MSCI Argentina ETF	212,924
11,882	iShares MSCI Taiwan ETF	643,885
	TOTAL EXCHANGE-TRADED FUNDS (Cost $770,665)	856,809

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 0.8%
	CALL OPTIONS PURCHASED - 0.3%
	AUD/USD	JPM	07/08/2024	$0.7000	$207,000	$22
	AUD/USD	JPM	09/17/2024	0.7950	3,129,000	279
	EUR/CHF	JPM	07/19/2024	0.9750	3,659,000	5,200
	EUR/GBP	JPM	07/11/2024	0.8640	598,000	18,135
	EUR/HUF	JPM	09/11/2024	420.0000	148,000	10,043
	EUR/NOK	JPM	07/26/2024	11.4000	3,924,000	9,161
	MXN/JPY	JPM	09/25/2024	9.3000	3,623,000	25,608
	USD/CNH	JPM	07/11/2024	7.2600	4,652,000	5
	USD/CNH	JPM	07/25/2024	7.5000	4,703,000	50
	USD/CNH	JPM	08/29/2024	7.3000	4,063,000	2,757
	USD/CNH	JPM	09/27/2024	7.3700	6,228,000	14,532
	USD/CNH	JPM	10/18/2024	7.7000	216,000	3,337
	USD/CNH	JPM	10/30/2024	7.5000	214,000	15,749
	USD/CNH	JPM	11/28/2024	7.4500	19,334,000	59,010
	USD/CNH	JPM	12/18/2024	7.6250	2,250,000	134,276
	USD/CNH	JPM	12/20/2024	7.7750	45,000	1,289
	USD/JPY	JPM	07/15/2024	162.0000	4,077,000	14,285
	USD/JPY	JPM	07/16/2024	161.0000	6,071,000	5,052
	USD/JPY	JPM	02/17/2025	171.0000	872,000	93,214
	USD/JPY	JPM	02/25/2025	175.0000	30,683,000	118,909
	USD/JPY	JPM	06/30/2025	182.5000	207,000	9,608
	USD/KRW	JPM	07/22/2024	1,406.0000	3,249,000	5,574
	USD/MXN	JPM	07/12/2024	19.5000	2,148,000	421
	USD/MXN	JPM	07/16/2024	19.5000	3,194,000	357
	USD/MXN	JPM	09/10/2024	19.2000	860,000	12,288
	USD/TWD	JPM	03/31/2025	33.5000	11,123,000	86,817
	TOTAL CALL OPTIONS PURCHASED (Cost - $755,924)					645,978

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 0.8% (Continued)
	PUT OPTIONS PURCHASED - 0.5%
	EUR/AUD	JPM	07/11/2024	$1.6250	$6,254,000	$7
	EUR/CHF	JPM	08/12/2024	0.9250	299,000	19,244
	EUR/GBP	JPM	07/11/2024	0.8210	149,000	1,513
	EUR/GBP	JPM	07/11/2024	0.8350	3,022,000	759
	EUR/USD	JPM	07/11/2024	1.0700	4,686,000	6,614
	EUR/USD	JPM	07/19/2024	1.0110	593,000	6,003
	EURUSD	JPM	07/19/2024	1.0400	3,983,000	4,022
	EUR/USD	JPM	07/23/2024	1.0500	201,000	26,046
	EUR/USD	JPM	08/09/2024	1.0500	1,236,000	187,953
	EUR/USD	JPM	08/13/2024	1.0550	1,238,000	251,232
	EUR/USD	JPM	09/11/2024	1.0500	967,000	179,482
	EUR/USD	JPM	09/27/2024	1.0100	256,000	11,362
	GBP/USD	JPM	07/12/2024	1.2600	2,798,000	4,869
	GBP/USD	JPM	07/17/2024	1.1800	60,000	47
	NOK/SEK	JPM	08/27/2024	0.9600	5,179,000	43,724
	USD/CHF	JPM	08/05/2024	0.8500	216,000	1,864
	USD/JPY	JPM	07/17/2024	152.5000	3,738,000	1,968
	USD/JPY	JPM	07/17/2024	155.0000	3,203,000	3,707
	USD/JPY	JPM	12/03/2026	110.0000	633,000	43,218
	USD/JPY	JPM	12/03/2026	110.0000	730,000	38,623
	USD/KRW	JPM	07/22/2024	1,365.0000	3,249,000	10,522
	USD/MXN	JPM	07/03/2024	16.5000	1,554,000	2
	USD/MXN	JPM	07/03/2024	17.1000	3,196,000	3
	USD/MXN	JPM	07/03/2024	17.1000	3,108,000	3
	USD/MXN	JPM	08/06/2024	17.0000	3,197,000	191
	USD/MXN	JPM	08/06/2024	17.1500	4,673,000	398
	USD/TRY	JPM	11/11/2024	30.0000	129,000	619
	USD/TRY	JPM	01/10/2025	32.0000	116,000	3,463
	USD/TRY	JPM	02/24/2025	34.5000	4,341,000	25,920
	USD/TRY	JPM	03/05/2025	35.0000	4,320,000	33,240
	USD/ZAR	JPM	07/12/2024	18.3000	3,208,000	3
	USD/ZAR	JPM	08/13/2024	17.5000	9,568,000	44,993
	XAU/USD	JPM	10/02/2024	1,250.0000	1,213,000	21
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,207,259)					951,635

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $1,963,183)					1,597,613

	INDEX OPTIONS PURCHASED - 0.2%(d)
	CALL OPTIONS PURCHASED - 0.2%(d)
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	45.0000	870,800	26,600
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	47.5000	870,800	23,100

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.2%(d) (Continued)
	CALL OPTIONS PURCHASED - 0.2%(d) (Continued)
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	$50.0000	$870,800	$21,700
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	55.0000	870,800	18,200
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	60.0000	870,800	14,700
700	Chicago Board Options Exchange VIX US	MS	10/17/2024	65.0000	870,800	13,300
206	FTSE 100 Index UKX(e)	MS	09/23/2024	8,750.0000	16,818,087	42,967
6	Nikkei 225 NKY(e)	MS	07/15/2024	39,000.0000	1,476,720	30,025
6	Nikkei 225 NKY(e)	MS	07/15/2024	39,375.0000	1,476,720	20,887
6	Nikkei 225 NKY(e)	MS	07/15/2024	39,750.0000	1,476,720	13,241
6	Nikkei 225 NKY(e)	MS	07/15/2024	40,250.0000	1,476,720	6,714
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,750.0000	1,048,200	26,109
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,775.0000	1,048,200	19,022
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,800.0000	1,048,200	13,054
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,850.0000	1,048,200	4,849
	TOTAL CALL OPTIONS PURCHASED (Cost - $287,514)					294,468

	PUT OPTIONS PURCHASED - 0.0%(a)(d)
6	Nikkei 225 NKY(e)	MS	07/15/2024	37,375.0000	1,476,720	1,082
6	Nikkei 225 NKY(e)	MS	07/15/2024	37,875.0000	1,476,720	2,126
6	Nikkei 225 NKY(e)	MS	07/15/2024	38,375.0000	1,476,720	3,916
6	Nikkei 225 NKY(e)	MS	07/15/2024	38,625.0000	1,476,720	5,222
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,625.0000	1,048,200	410
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,675.0000	1,048,200	895
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,700.0000	1,048,200	1,455
6	Tokyo Stock Exchange Tokyo Stock Price Index TPX(e)	MS	07/15/2024	2,725.0000	1,048,200	2,312
	TOTAL PUT OPTIONS PURCHASED (Cost - $86,254)					17,418

	TOTAL INDEX OPTIONS PURCHASED (Cost - $373,768)					311,886

	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED - 0.9%(h)
	PUT OPTIONS PURCHASED - 0.9%
294,000	DEDZ4 ≥ 152 and SX5E ≤ 5375	MS	12/23/2024		59,332	250,060
210,000	EURUSD ≤ 1.0628 and US2YRSOFR ≤ 3.749%	MS	07/09/2024		15,330	-
156,000	EURUSD ≤ 1.0644 and AUDUSD ≥ 0.6657	MS	08/09/2024		4,886	11,286
247,000	GBPUSD ≤ 1.2136 and SPX ≥ 5067.25	MS	09/23/2024		15,981	19,139
588,000	GLD US ≥ 194.3 and USO US ≤ 64.254	MS	08/19/2024		52,626	12,612
1,032,000	GLD US ≥ 198.93 and USO US ≤ 60.651	MS	08/19/2024		51,084	8,504
780,000	NKY ≥ 41013.50 and USDJPY ≤ 146.67	GS	12/16/2024		41,340	18,613
779,000	NKY ≥ 41386.35 and USDJPY ≤ 146.67	GS	01/13/2025		42,845	21,017
748,000	SPX ≤ 4652.75 and USDJPY ≤ 145.42	CIT	03/24/2025		60,588	12,717
748,000	SPX ≤ 4652.75 and USDJPY ≤ 145.42	CIT	04/18/2025		60,588	15,257
766,000	SPX ≤ 4675.28 and USDJPY ≤ 146.78	GS	11/24/2025		91,154	41,911
766,000	SPX ≤ 4675.28 and USDJPY ≤ 146.78	GS	12/22/2025		93,835	41,316
748,000	SPX ≤ 4757.30 and USDJPY ≤ 142.39	CIT	03/24/2025		60,588	10,375
748,000	SPX ≤ 4757.30 and USDJPY ≤ 142.39	CIT	04/18/2025		60,588	12,134
763,000	SPX ≤ 4760.29 and US5YRSOFR < 3.329%	CIT	07/22/2024		62,566	38

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED - 0.9% (Continued)(h)
	PUT OPTIONS PURCHASED - 0.9% (Continued)
775,000	SPX < 4881.34 and US10YRSOFR ≥ 4.04%	CIT	12/23/2024		$37,588	$26,304
775,000	SPX < 4881.34 and US10YRSOFR ≥ 4.120%	CIT	12/23/2024		28,675	22,829
782,000	SPX < 5088.85 and US5YRSOFR ≥ 4.060%	MS	12/23/2024		61,387	38,993
783,000	SPX ≤ 5088.85 and US5YRSOFR ≥ 4.066%	MS	12/16/2024		61,466	38,588
782,000	SPX ≤ 5088.85 and US5YRSOFR ≥ 4.072%	MS	12/09/2024		61,387	37,663
783,000	SPX ≤ 5088.85 and US5YRSOFR ≥ 4.078%	MS	12/02/2024		61,466	36,565
775,000	SPX ≤ 5152.52 and US10YRSOFR ≥ 4.080%	CIT	12/23/2024		47,663	39,887
775,000	SPX ≤ 5152.52 and US10YRSOFR ≥ 4.16%	CIT	12/23/2024		75,950	34,826
537,000	SPX ≥ 5167.45 and USDCNH ≥ 7.25	CIT	01/20/2025		51,391	158,588
781,000	SPX ≥ 5488.88 and EURUSD ≤ 1.0445	CIT	12/09/2024		48,422	77,672
781,000	SPX ≥ 5488.88 and EURUSD ≤ 1.0445	CIT	12/23/2024		48,422	82,432
771,000	SPX ≥ 5510 and EURUSD ≤ 1.04	CIT	11/25/2024		37,548	61,923
771,000	SPX ≥ 5510 and EURUSD ≤ 1.04	CIT	12/23/2024		37,548	68,898
771,000	SPX ≥ 5599 and EURUSD ≤ 1.05	CIT	11/25/2024		37,548	67,734
771,000	SPX ≥ 5599 and EURUSD ≤ 1.05	CIT	12/23/2024		37,548	76,265
78,000	SPX ≥ 5908.50 and USDCNH ≥ 7.2680	JPM	12/23/2024		4,875	5,567
786,000	SPX ≥ 5937 and EURUSD ≤ 1.0594	GS	12/02/2024		42,051	21,291
786,000	SPX ≥ 5937 and EURUSD ≤ 1.0594	GS	12/09/2024		42,051	22,268
786,000	SPX ≥ 5937 and EURUSD ≤ 1.0594	GS	12/16/2024		42,051	25,929
786,000	SPX ≥ 5937 and EURUSD ≤ 1.0594	GS	12/23/2024		42,051	27,666
1,660,000	SPX≤4874.45 and USDJPY≤144.452 and CLV4≤67.473	CIT	09/18/2024		79,680	738
2,168,000	SPX≤4996.53 and USDJPY≤148.45 and CLV4≤69.82	CIT	09/18/2024		101,896	3,105
209,000	SX5E ≤ 5000.00 and DEDZ ≥ 160.00	MS	12/23/2024		55,852	38,562
622,000	US10YRSOFR ≥ 3.862% and USDJPY ≤ 153.8061	CIT	08/16/2024		58,468	29,581
781,000	US10YRSOFR ≥ 3.981% and USDJPY ≤ 156.18	CIT	08/16/2024		64,784	51,134
783,000	US10YRSOFR ≥ 3.981% and USDJPY ≤ 156.18	CIT	08/30/2024		64,950	59,493
73,000	USDCNH ≥ 7.3058 and USDMXN ≤ 16.7606	MS	08/26/2024		5,694	576
200,000	USDJPY ≥ 163.71 and USDMXN ≤ 17.9741	MS	12/23/2024		13,600	15,971
766,000	USDKRW ≥ 1420.64 and KOSPI ≥ 403.23	GS	12/12/2025		28,725	35,675
516,667	USO US ≤ 72.3995 and US10YSOFR ≥ 4.187%	CIT	07/18/2024		47,792	1,803
516,667	USO US ≤ 72.3995 and US10YSOFR ≥ 4.187%	CIT	08/16/2024		47,792	12,225
516,667	USO US ≤ 72.3995 and US10YSOFR ≥ 4.187%	CIT	09/18/2024		47,792	21,195
895,000	XAUUSD ≥ 2485.10 and USDCNH ≥ 7.3417	MS	04/18/2025		48,330	44,693
895,000	XAUUSD ≥ 2485.10 and USDCNH ≥ 7.3417	MS	05/19/2025		48,330	49,194
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,394,099)					1,810,812

	TOTAL BINARY OPTIONS PURCHASED (Cost - $2,394,099)					1,810,812

	FUTURE OPTIONS PURCHASED - 0.3%(f)
	CALL OPTIONS PURCHASED - 0.2%(f)
137	3 Month SOFR	MS	09/16/2024	95.0000	32,486,125	10,275
214	3 Month SOFR	MS	12/16/2024	96.0000	50,902,575	25,412
16	AUD/USD Euro	MS	07/08/2024	67.0000	1,069,280	3,520
16	AUD/USD Euro	MS	07/08/2024	67.5000	1,069,280	1,280
16	AUD/USD Euro	MS	07/08/2024	68.0000	1,069,280	320

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.3%(f) (Continued)
	CALL OPTIONS PURCHASED - 0.2%(f) (Continued)
13	Canadian Dollar	MS	07/08/2024	$73.2500	$951,600	$2,340
13	Canadian Dollar	MS	07/08/2024	73.5000	951,600	1,170
13	Canadian Dollar	MS	07/08/2024	73.7500	951,600	520
14	Crude Oil(e)	MS	07/18/2024	82.0000	1,141,560	21,280
14	Crude Oil(e)	MS	07/18/2024	83.0000	1,141,560	15,820
14	Crude Oil(e)	MS	07/18/2024	84.5000	1,141,560	9,940
14	Crude Oil(e)	MS	07/18/2024	86.5000	1,141,560	5,460
131	EURIBOR 3M	MS	12/17/2024	97.7500	29,563,425	6,140
132	Stoxx50 1Y	MS	09/23/2024	160.0000	17,236,472	59,672
44	Stoxx50 1Y	MS	12/23/2024	160.0000	51,709,416	28,234
130	Stoxx50 2Y	MS	09/23/2024	158.0000	50,925,940	26,599
49	SX5E Dividend	MS	12/23/2024	135.0000	598,045	134,691
	TOTAL CALL OPTIONS PURCHASED (Cost - $566,066)					352,673

	PUT OPTIONS PURCHASED - 0.1%(f)
137	3 Month SOFR	MS	09/16/2024	94.6875	32,486,125	4,281
16	AUD/USD Euro	MS	07/08/2024	65.5000	1,069,280	320
16	AUD/USD Euro	MS	07/08/2024	66.0000	1,069,280	960
16	AUD/USD Euro	MS	07/08/2024	66.5000	1,069,280	2,720
13	Canadian Dollar	MS	07/08/2024	72.5000	951,600	325
13	Canadian Dollar	MS	07/08/2024	72.7500	951,600	650
13	Canadian Dollar	MS	07/08/2024	73.0000	951,600	1,560
14	Crude Oil(e)	MS	07/18/2024	76.0000	1,141,560	3,780
14	Crude Oil(e)	MS	07/18/2024	78.0000	1,141,560	7,560
14	Crude Oil(e)	MS	07/18/2024	79.5000	1,141,560	12,600
14	Crude Oil(e)	MS	07/18/2024	81.0000	1,141,560	20,580
115	S&P Emini	MS	09/23/2024	5,300.0000	31,748,625	265,937
9	U.S. Treasury Bond	MS	07/29/2024	114.0000	1,064,813	2,391
19	U.S. Treasury Bond	MS	07/29/2024	115.0000	2,247,938	8,016
	TOTAL PUT OPTIONS PURCHASED (Cost - $449,289)					331,680

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,015,355)					684,353

Principal Amount ($)		Yield (%)	Maturity
	SHORT-TERM INVESTMENTS — 48.9%
	U.S. TREASURY BILLS — 48.9%
10,500,000	United States Treasury Bill	5.34	07/02/24	10,498,472
12,000,000	United States Treasury Bill	5.01	07/16/24	11,973,725
12,000,000	United States Treasury Bill	5.16	08/01/24	11,945,957
8,650,000	United States Treasury Bill	5.29	08/29/24	8,575,468
9,150,000	United States Treasury Bill	5.26	09/05/24	9,062,560

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Principal Amount ($)		Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 48.9% (Continued)
	U.S. TREASURY BILLS — 48.9% (Continued)
10,200,000	United States Treasury Bill	5.28	09/19/24	$10,081,839
12,200,000	United States Treasury Bill	5.26	10/31/24	12,035,402
13,150,000	United States Treasury Bill	5.29	10/31/24	12,919,604
10,000,000	United States Treasury Bill	5.29	12/05/24	9,776,057
1,020,000	United States Treasury Bill	5.28	12/19/24	995,220
	TOTAL SHORT-TERM INVESTMENTS (Cost $97,865,957)			97,864,049

	TOTAL INVESTMENTS - 68.2% (Cost $133,741,346)			$136,507,304
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $443,450)			(325,165)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $361,818)			(536,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 32.2%			64,468,586
	NET ASSETS - 100.0%			$200,114,475

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (0.4)%(f)
	CALL OPTIONS WRITTEN - (0.1)%(f)
16	Cocoa(e)	MS	08/05/2024	$10,750.0000	$1,236,960	$18,880
169	Euro STOXX 50 Volatility Index	MS	07/18/2024	17.0000	288,652	19,914
105	Euro STOXX 50 Volatility Index	MS	07/18/2024	18.0000	179,340	9,842
158	Euro STOXX 50 Volatility Index	MS	07/18/2024	19.0000	269,864	11,848
58	Euro STOXX 50 Volatility Index	MS	07/18/2024	20.0000	99,064	3,417
111	Euro STOXX 50 Volatility Index	MS	07/18/2024	21.0000	189,588	5,351
58	Euro STOXX 50 Volatility Index	MS	07/18/2024	22.0000	99,064	2,330
47	Euro STOXX 50 Volatility Index	MS	07/18/2024	23.0000	80,276	1,636
47	Euro STOXX 50 Volatility Index	MS	07/18/2024	25.0000	80,276	1,133
111	Euro STOXX 50 Volatility Index	MS	07/18/2024	26.0000	189,588	2,378
6	EURO-BUND	MS	07/29/2024	131.5000	789,720	6,813
14	EURO-BUND	MS	07/29/2024	132.0000	1,842,680	12,598
14	EURO-BUND	MS	07/29/2024	133.0000	1,842,680	7,649
14	EURO-BUND	MS	07/29/2024	134.0000	1,842,680	4,649
8	EURO-BUND	MS	07/29/2024	135.0000	1,052,960	1,628
265	Stoxx50 1Y	MS	09/23/2024	164.0000	103,810,570	52,233
88	Stoxx50 1Y	MS	12/23/2024	166.0000	34,472,944	22,436
261	Stoxx50 2Y	MS	09/23/2024	162.0000	102,243,618	18,174
17	U.S. 10 Year Treasury Note	MS	07/29/2024	110.5000	1,869,469	8,766
9	U.S. 10 Year Treasury Note	MS	07/29/2024	110.7500	989,719	3,797
9	U.S. 10 Year Treasury Note	MS	07/29/2024	111.0000	989,719	3,094
9	U.S. 10 Year Treasury Note	MS	07/29/2024	111.2500	989,719	2,531
8	U.S. 10 Year Treasury Note	MS	07/29/2024	111.5000	879,750	1,875
27	U.S. 10 Year Treasury Note	MS	07/29/2024	112.0000	2,969,156	4,219
9	U.S. 10 Year Treasury Note	MS	07/29/2024	112.5000	989,719	844

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.4)%(f) (Continued)
	CALL OPTIONS WRITTEN - (0.1)%(f) (Continued)
9	U.S. 10 Year Treasury Note	MS	07/29/2024	$112.7500	$989,719	$703
8	U.S. 10 Year Treasury Note	MS	07/29/2024	113.0000	879,750	500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $391,188)					229,238

	PUT OPTIONS WRITTEN - (0.3)%(f)
16	Cocoa(e)	MS	08/05/2024	10,000.0000	1,236,960	391,040
169	Euro STOXX 50 Volatility Index	MS	07/18/2024	13.5000	288,652	3,168
105	Euro STOXX 50 Volatility Index	MS	07/18/2024	14.0000	179,340	3,093
158	Euro STOXX 50 Volatility Index	MS	07/18/2024	14.5000	269,864	7,615
169	Euro STOXX 50 Volatility Index	MS	07/18/2024	15.0000	288,652	12,220
216	Euro STOXX 50 Volatility Index	MS	07/18/2024	16.0000	368,928	28,345
47	Euro STOXX 50 Volatility Index	MS	07/18/2024	17.0000	80,276	9,566
14	EURO-BUND	MS	07/29/2024	128.0000	1,842,680	1,350
6	EURO-BUND	MS	07/29/2024	129.0000	789,720	1,221
14	EURO-BUND	MS	07/29/2024	130.0000	1,842,680	5,699
6	EURO-BUND	MS	07/29/2024	130.5000	789,720	3,342
8	EURO-BUND	MS	07/29/2024	131.0000	1,052,960	6,085
8	EURO-BUND	MS	07/29/2024	131.5000	1,052,960	8,056
49	SX5E Dividend	MS	12/23/2024	90.0000	598,045	52
17	U.S. 10 Year Treasury Note	MS	07/29/2024	108.0000	1,869,469	2,391
9	U.S. 10 Year Treasury Note	MS	07/29/2024	108.5000	989,719	1,969
17	U.S. 10 Year Treasury Note	MS	07/29/2024	109.0000	1,869,469	5,844
9	U.S. 10 Year Treasury Note	MS	07/29/2024	109.2500	989,719	3,797
17	U.S. 10 Year Treasury Note	MS	07/29/2024	109.5000	1,869,469	8,766
9	U.S. 10 Year Treasury Note	MS	07/29/2024	109.7500	989,719	5,625
17	U.S. 10 Year Treasury Note	MS	07/29/2024	110.0000	1,869,469	12,750
9	U.S. 10 Year Treasury Note	MS	07/29/2024	110.2500	989,719	7,875
9	U.S. Treasury Bond	MS	07/29/2024	112.0000	1,064,813	984
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $339,047)					530,853

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $730,235)					760,091

	CURRENCY OPTIONS WRITTEN - (0.0)%(a)
	CALL OPTIONS WRITTEN - (0.0)%(a)
3,031,000	EUR/CHF	JPM	07/22/2024	0.9640	9,567	16,507
3,031,000	EUR/SEK	JPM	07/22/2024	11.3600	7,594	20,036
6,228,000	USD/CNH	JPM	09/27/2024	7.4750	8,346	5,481
3,203,000	USD/JPY	JPM	07/17/2024	158.7500	14,766	47,531
860,000	USD/MXN	JPM	09/10/2024	20.0000	11,990	6,372
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $52,262)					95,927

	PUT OPTIONS WRITTEN - (0.0)%(a)
3,031,000	EUR/CHF	JPM	07/22/2024	0.9370	9,567	4,046
3,031,000	EUR/SEK	JPM	07/22/2024	11.0600	9,671	1,346
4,663,000	USD/MXN	JPM	07/03/2024	16.8000	4,803	5
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $24,040)					5,397

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $76,302)					$101,324

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
41	CBOT 2 Year US Treasury Note Future	10/01/2024	$8,372,969	$(5,360)
276	CBOT 5 Year US Treasury Note	10/01/2024	29,415,563	34,982
9	CBOT Soybean Future(e)	11/14/2024	496,800	(22,485)
36	CBOT Soybean Meal Future(e)	12/16/2024	1,207,800	(67,983)
1	CBOT US Treasury Bond Future	09/20/2024	118,313	(18)
7	CBOT Wheat Future(e)	09/13/2024	200,725	(33,250)
138	CME Australian Dollar Currency Future	09/17/2024	9,222,540	19,017
6	CME E-Mini NASDAQ 100 Index Future	09/23/2024	2,391,270	(15,660)
87	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	24,018,525	(79,169)
227	CME Euro Foreign Exchange Currency Future	09/17/2024	30,508,800	(15,192)
204	CME Japanese Yen Currency Future	09/17/2024	16,045,875	(240,715)
56	CME Live Cattle Future(e)	08/30/2024	4,153,520	197,610
22	CME Norwegian Krone Currency Future	09/17/2024	4,127,200	(15,486)
23	CME Swiss Franc Currency Future	09/17/2024	3,229,488	(11,604)
73	COMEX Gold 100 Troy Ounces Future(e)	08/28/2024	17,079,080	(36,298)
24	COMEX Silver Future(e)	09/27/2024	3,547,200	(2,833)
2	E-mini Dow Jones Industrial Average Index Future	09/23/2024	394,690	2,257
34	Eurex 2 Year Euro SCHATZ Future	09/09/2024	3,849,813	(361)
96	Eurex 5 Year Euro BOBL Future	09/09/2024	11,974,547	39,947
39	Eurex 10 Year Euro BUND Future	09/09/2024	5,498,854	(40,555)
219	Eurex EURO STOXX 50 Future	09/23/2024	11,556,444	(95,258)
1	Eurex Stoxx Europe 600 Future	09/23/2024	27,542	(248)
82	Euronext CAC 40 Index Future	07/22/2024	6,581,521	(137,426)
12	FTSE 100 Index Future	09/23/2024	1,245,705	(3,188)
3	FTSE/MIB Index Future	09/23/2024	536,144	(2,383)
128	FVSA index - Mini-Futures on VSTOXX	07/18/2024	222,132	(6,184)
28	ICE Brent Crude Oil Future(e)	11/03/2025	2,181,480	45,910
15	ICE Brent Crude Oil Future(e)	11/02/2026	1,119,000	22,190
12	ICE Gas Oil Future(e)	08/12/2024	940,800	78,975
10	ICE Natural Gas Future(e)	07/31/2024	318,790	(3,880)
34	IFSC NIFTY 50 Index Future	07/26/2024	1,641,486	17,635
22	KCBT Hard Red Winter Wheat Future(e)	09/16/2024	644,875	(114,446)
67	KFE 3 Year Treasury Bond Future	09/16/2024	5,109,832	7,026
24	KFE 10 Year Treasury Bond Future	09/16/2024	1,994,287	(1,621)
66	KFE KOSPI 200 Index Future	09/13/2024	4,621,479	183,332
3	LME Copper Future(e)	08/20/2024	715,972	(33,503)
1	LME Lead Future(e)	08/20/2024	55,319	(235)
1	LME Nickel Future(e)	08/20/2024	103,141	(7,193)
15	LME Primary Aluminum Future(e)	08/20/2024	940,943	(43,489)
5	LME Zinc Future(e)	08/20/2024	364,444	3,944
1	Long Gilt Future	09/27/2024	123,339	(249)
5	MEFF Madrid IBEX 35 Index Future	07/22/2024	582,539	(7,621)
1	MGE Red Wheat Future(e)	09/16/2024	30,650	(5,446)
12	Mini-DAX Future	09/23/2024	1,182,839	8,126
35	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	3,071,495	(50,276)
6	Montreal Exchange S&P/TSX 60 Index Future	09/20/2024	1,149,385	13,358
8	NYBOT CSC C Coffee Future(e)	09/18/2024	680,400	(29,681)
82	NYMEX Henry Hub Natural Gas Future(e)	07/29/2024	2,132,820	(231,911)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
24	NYMEX Light Sweet Crude Oil Future(e)	07/22/2024	$1,956,960	$128,717
13	NYMEX Palladium Future(e)	09/27/2024	1,271,270	10,337
43	NYMEX Platinum Future(e)	10/30/2024	2,180,315	23,315
34	OML Stockholm OMXS30 Index Future	07/22/2024	827,148	2,256
76	OSE Nikkei 225 mini Future	09/13/2024	1,869,929	24,747
4	Robusta Coffee Future 10-Tonne(e)	09/25/2024	160,440	(14,340)
16	SAFEX FTSE/JSE Top 40 Index Future	09/20/2024	648,459	2,513
11	SFE 10 Year Australian Bond Future	09/17/2024	702,064	2,994
7	SFE S&P ASX Share Price Index 200 Future	09/20/2024	907,217	(706)
36	SGX FTSE Taiwan Index Future	07/31/2024	2,777,400	10,347
48	SGX MSCI Singapore Index Future	07/31/2024	1,119,873	7,476
3	TSE Japanese 10 Year Bond Future	09/13/2024	2,664,205	(1,649)
40	TSE TOPIX (Tokyo Price Index) Future	09/13/2024	6,988,425	142,241
7	Ultra 10-Year US Treasury Note Future	09/20/2024	794,719	(3,563)
23	White Sugar Future(e)	07/17/2024	688,160	49,555
	TOTAL LONG FUTURES CONTRACTS			(302,658)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
5	Carbon Emissions Future(e)	12/16/2024	$361,382	$23,948
6	CBOE Volatility Index Future	07/17/2024	84,137	1,443
75	CBOE Volatility Index Future	08/21/2024	1,120,515	(14,115)
30	CBOE Volatility Index Future	10/16/2024	545,325	4,425
4	CBOT 10 Year US Treasury Note	09/20/2024	439,938	969
7	CBOT Corn Future(e)	09/13/2024	142,625	12,059
20	CBOT Soybean Oil Future(e)	12/13/2024	525,480	(1,374)
23	CME British Pound Currency Future	09/17/2024	1,818,294	5,567
158	CME Canadian Dollar Currency Future	09/18/2024	11,565,600	(50,357)
5	CME E-mini Russell 2000 Index Future	09/23/2024	516,250	(3,627)
19	CME Feeder Cattle Future(e)	08/30/2024	2,463,350	(34,449)
19	CME Lean Hogs Future(e)	08/15/2024	680,200	4,825
7	CME Mexican Peso Currency Future	09/17/2024	188,580	212
22	CME New Zealand Dollar Currency Future	09/17/2024	1,340,900	3,760
38	CME Swedish Krona Currency Future	09/17/2024	7,195,680	38,131
3	Eurex 30 Year Euro BUXL Future	09/09/2024	418,554	10,894
109	Eurex EURO STOXX Banks Index Future	09/23/2024	803,050	(1,248)
39	EURO STOXX Banks Index Dividend Future	12/19/2025	189,882	(44,386)
118	EURO STOXX Banks Index Dividend Future	12/18/2026	540,386	(57,167)
29	Euro-BTP Italian Bond Futures	09/09/2024	3,581,585	28,000
68	Euronext Milling Wheat Future(e)	09/10/2024	818,586	102,019
12	EUX Short term Euro-BTP Future	09/09/2024	1,349,888	(1,059)
5	FTSE 250 Index Future	09/23/2024	257,645	1,651
27	French Government Bond Future	09/09/2024	3,561,050	3,543
9	HKG Hang Seng China Enterprises Index Future	07/31/2024	361,025	6,845
14	HKG Hang Seng Index Future	07/31/2024	1,580,352	26,060
31	ICE Brent Crude Oil Future(e)	09/02/2024	2,635,000	(9,566)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
55	ICE US MSCI Emerging Markets EM Index Future	09/23/2024	$2,992,550	$(31,825)
5	NYBOT CSC Cocoa Future(e)	09/13/2024	386,550	(3,704)
38	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2024	863,968	(52,504)
24	NYBOT CTN Number 2 Cotton Future(e)	12/09/2024	872,280	4,890
6	NYMEX NY Harbor ULSD Future(e)	07/31/2024	638,341	(48,804)
18	NYMEX RBOB Gasoline Future(e)	07/31/2024	1,891,134	(106,226)
8	OSE Nikkei 225 Index Future	09/13/2024	1,968,346	4,053
49	SFE 3 Year Australian Bond Future	09/17/2024	3,136,039	22,118
12	SGX TSI Iron Ore CFR China (62% FE FINES) Index Future(e)	09/03/2024	127,620	35
20	TTF Natural Gas Base Future(e)	07/31/2024	549,612	11,073
32	Ultra U.S. Treasury Bond Future	09/20/2024	4,011,000	63,927
167	WCE Canola Future(e)	11/15/2024	1,530,842	36,266
	TOTAL SHORT FUTURES CONTRACTS			(43,698)

	TOTAL OPEN FUTURES CONTRACTS			$(346,356)

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Chinese Yuan	07/31/2024	JPM	12,105,790	$1,668,544	$6,408
Hungarian Forints	07/31/2024	JPM	139,411,878	377,592	676
Mexican Peso	07/31/2024	JPM	77,738,029	4,229,566	(52,636)
Norwegian Krone	07/31/2024	JPM	850,751	79,749	(251)
Polish Zloty	07/31/2024	JPM	4,828,596	1,199,248	(3,688)
Singapore Dollar	07/31/2024	JPM	121,839	89,983	(17)
South African Rand	07/31/2024	JPM	49,729,258	2,727,025	(6,730)
Swedish Krona	07/31/2024	JPM	18,047,793	1,705,634	(20,327)
Brazilian Real	09/18/2024	JPM	17,206,595	3,050,888	(125,226)
Columbian Peso	09/18/2024	JPM	2,349,542,537	559,375	(1,535)
Indian Rupee	09/18/2024	JPM	457,737,840	5,476,269	11,519
Indonesia Rupiah	09/18/2024	JPM	1,600,682,377	97,690	474
Philippine Peso	09/18/2024	JPM	2,228,225	38,106	222
Taiwanese Dollar	09/18/2024	JPM	10,461,302	322,731	(3,064)
Thailand Baht	09/18/2024	JPM	61,676,449	1,687,110	(9,890)
Turkish Lira	09/18/2024	JPM	20,702,862	581,379	1,785
South Korean Won	09/19/2024	JPM	1,405,516,378	1,022,763	(2,248)
Chilean Peso	09/23/2024	JPM	581,527,488	617,610	(8,483)
Egyptian Pound	12/18/2024	JPM	11,504,040	239,518	17,518
				25,770,780	(195,493)
To Sell:
Chinese Yuan	07/31/2024	JPM	75,270,163	10,374,507	(24,086)
Hungarian Forints	07/31/2024	JPM	117,315,267	317,744	(1,584)
Japanese Yen	07/31/2024	JPM	7,310,899	45,655	462
Mexican Peso	07/31/2024	JPM	42,218,651	2,297,030	15,721

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	07/31/2024	JPM	3,914,691	$366,961	$4,184
Polish Zloty	07/31/2024	JPM	5,170,011	1,284,043	(2,042)
Singapore Dollar	07/31/2024	JPM	579,554	428,024	773
South African Rand	07/31/2024	JPM	7,303,087	400,483	(3,483)
Swedish Krona	07/31/2024	JPM	424,012	40,072	(72)
Swiss Franc	07/31/2024	JPM	109,278	122,085	103
Brazilian Real	09/18/2024	JPM	13,990,645	2,480,670	77,327
Columbian Peso	09/18/2024	JPM	3,003,789,380	715,136	12,792
Indian Rupee	09/18/2024	JPM	90,185,668	1,078,960	(760)
Indonesia Rupiah	09/18/2024	JPM	22,582,532,913	1,378,212	3,030
Philippine Peso	09/18/2024	JPM	203,643,451	3,482,579	(25,318)
Taiwanese Dollar	09/18/2024	JPM	144,571,205	4,460,015	18,341
Thailand Baht	09/18/2024	JPM	101,600,092	2,779,189	(1,260)
Turkish Lira	09/18/2024	JPM	9,633,382	270,525	(449)
South Korean Won	09/19/2024	JPM	3,419,452,545	2,488,260	1,079
Chilean Peso	09/23/2024	JPM	386,462,477	410,442	3,377
Egyptian Pound	12/18/2024	JPM	5,752,020	119,759	(6,116)
				35,786,119	72,019

TOTAL					$(123,474)

CREDIT DEFAULT SWAP AGREEMENTS+
Description	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX EM 41^	JPM	1.00%	6/20/2029	$(2,600,000)	(82,277)	(81,166)	$(1,111)
Markit CDX NA HY 42^	JPM	5.00%	6/20/2029	(472,000)	30,379	30,318	61
Markit CDX NA IG 42^	JPM	1.00%	6/20/2029	(3,000,000)	62,718	62,021	697
Markit ITRAXX Europe 41^	JPM	1.00%	6/20/2029	(1,928,227)	34,887	40,307	(5,420)
Markit ITRAXX Europe Crossover 41+	JPM	(5.00)%	6/20/2029	2,275,308	(171,956)	(165,859)	(6,097)
TOTAL							$(11,870)

+	Credit Default Swaps pay quarterly.
+	Buy protection.
^	Sell protection.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	9/20/2024	(8,000)	$(708)
Equity Volatility	JPM	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(10,000)	(24,541)
SPX Index	BAML	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	71,590
SPX Index	BAR	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	(177)
SPX Index	HSBC	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	44,118
SPX Index	JPM	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(14,000)	21,568
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	(53,407)
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(25,000)	(9,499)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	12/20/2024	(10,000)	9,621
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	12/20/2024	(10,000)	11,425
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	(12,743)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	175
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(30,000)	(20,891)
TOTAL						$36,531

*	Dispersion Swaps pay at termination.
+	Volatility of custom basket of S&P 500 Index stocks.
^	Volatility of custom basket of Euro Stoxx 50 Index stocks.

INTEREST RATE SWAPS^
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
INR - MIBOR	6.3350%	Semi-annually	9/18/2029	$526,322	$(1,733)	$50	$(1,783)
0.4980%	JPY - TONAR	Annually	9/18/2026	22,548,978	(3,063)	(11,632)	8,569
1.7770%	JPY - TONAR	Annually	9/18/2064	1,069,213	11,873	123	11,750
CHF - SARON	1.3080%	Annually	9/18/2034	1,762,270	56,629	85	56,544
GBP - SONIA	4.5260%	Annually	9/18/2026	8,173,613	22,984	17,123	5,861
BRL - CDI	11.205%	Annually	1/2/2026	14,048,969	(52,046)	(16,572)	(35,474)
MXN - TIIE	10.3290%	Monthly	9/16/2026	2,414,741	11,993	51	11,942
EUR - EuroSTR	2.7553%	Annually	9/18/2029	2,321,050	12,453	14,662	(2,209)
CNY - REPO RATE - CFXS	2.0090%	Quarterly	9/18/2029	6,604,838	22,509	3,138	19,371
1.7790%	TWD - TAIBOR-Reuters	Quarterly	9/18/2029	2,029,271	13,216	(817)	14,033
NZD - BBR - FRA	4.5630%	Quarterly	9/18/2034	1,436,221	10,009	(149)	10,159
NZD - BBR - FRA	4.4850%	Quarterly	9/18/2029	1,472,770	6,106	3,531	2,575
3.9440%	NOK - NIBOR	Semi-annually	9/18/2029	1,210,502	(2,499)	(6,923)	4,424
9.6000%	MXN - TIIE	Monthly	9/6/2034	1,625,137	(28,706)	9,120	(37,826)
5.2410%	CLP - TNA	Semi-annually	9/23/2034	1,275,171	13,797	(747)	14,544
4.5940%	ILS - TELEBOR01 Reuters	Quarterly	9/18/2034	1,271,355	3,474	634	2,840
NZD - BBR - FRA	4.7407%	Quarterly	9/18/2026	6,954,435	7,326	797	6,529
TOTAL							$91,849

^	Counterparty is J.P. Morgan Investment Bank.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

TOTAL RETURN SWAPS*
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Fair Value and Unrealized Appreciation/ (Depreciation)
Acer, Inc.	MS	$(10,025)	Receive SOFR – 3.750%	8/25/2025	$439
Adnoc Drilling Company	MS	57,714	Pay SOFR + 1.150%	2/3/2025	549
Air China Ltd.	JPM	(103,144)	Receive HONIA – 0.350%	10/9/2024	3,666
Alchip Technologies	MS	120,882	Pay SOFR + 0.750%	8/25/2025	(13,672)
All Ring Tech Company Ltd.	MS	23,643	Pay SOFR + 0.750%	8/25/2025	147
Allis Electric Company Ltd.	MS	49,739	Pay SOFR + 0.750%	8/25/2025	3,308
Asia Vital Components Company Ltd.	MS	172,623	Pay SOFR + 0.750%	8/25/2025	9,085
ASUSTek Computer, Inc.	MS	(6,966)	Receive SOFR – 1.500%	8/25/2025	(101)
Auras Technology Company Ltd.	MS	69,945	Pay SOFR + 0.750%	8/25/2025	2,468
Banca Transilvania S/A	MS	5,556	Pay SOFR + 1.000%	2/3/2025	16
BCIIACTM[1]	BAR	(2,434,197)	Receive SOFR – 0.260%	6/15/2030	(26,681)
BCIICAPG[2]	BAR	(1,251,993)	Receive SOFR – 0.200%	8/15/2030	14,531
BCIIDISC[3]	BAR	(3,442,242)	Receive SOFR – 0.250%	7/15/2030	(4,471)
BCIIFFOD[4]	BAR	(2,161,417)	Receive SOFR – 0.300%	4/15/2030	45,612
BCIIJPNB[5]	BAR	3,563,590	Pay TONAR + 0.080%	2/15/2030	264,167
BCIIPRIV[6]	BAR	2,436,891	Pay SOFR + 0.250%	4/15/2030	12,419
BCIISHDF[7]	BAR	1,102,672	Pay ESTR + 0.300%	2/15/2030	259
BCIISOXX[8]	BAR	(1,608,530)	Receive SOFR – 0.350%	9/15/2030	(13,979)
BCIISTEL[9]	BAR	(1,502,080)	Receive SOFR – 0.250%	7/15/2030	(3,320)
BCIITRAH[10]	BAR	1,060,265	Pay TONAR + 0.080%	2/15/2030	20,776
BCIIUSBA[11]	BAR	1,040,767	Receive SOFR – 0.300%	2/15/2030	(55,877)
BCIIWMAH[12]	BAR	1,604,291	Pay SOFR + 0.200%	12/15/2030	(10,205)
Bloomberg Commodity Index	JPM	(1,212,649)	Pay Performance	7/11/2024	7,670
Bloomberg Industrial Metals Subindex	JPM	536,910	Pay Performance	7/11/2024	(3,171)
CGFCAWIN[13]	CIT	1,780,179	Pay OBFR + 0.380%	8/12/2024	(725)
CGFCBVRG[14]	CIT	(2,020,062)	Receive OBFR – 0.250%	10/15/2024	45,008
CGFCGROY[15]	CIT	(215,243)	Receive OBFR – 0.250%	9/13/2024	3,863
CGFCJPBK[16]	CIT	622,862	Pay TONA + 0.100%	8/24/2024	13,116
CGFOOILP[17]	CIT	(2,510,052)	Receive OBFR – 0.150%	7/12/2024	(39,251)
CGNAECOM[18]	CIT	(10,427)	Receive OBFR – 4.050%	3/12/2025	21
China Eastern Airlines	JPM	(25,109)	Receive HONIA – 4.250%	10/9/2024	1,216
Compeq Manufacturing Company Ltd.	MS	27,336	Pay SOFR + 0.750%	8/25/2025	3,514
CPFL Energia S/A	MS	9,959	Pay BRL 1D + 0.500%	9/15/2025	1,017
Elan Microelectronics Corporation	MS	(4,841)	Receive SOFR – 4.125%	8/25/2025	195
EVA Airways Corporation	JPM	(120,825)	Receive OBFR – 4.375%	10/9/2024	(676)
Evergreen Marine Corporation	MS	40,137	Pay SOFR + 0.750%	8/25/2025	388
Flexium Interconnect, Inc.	MS	(5,385)	Receive SOFR – 3.000%	8/25/2025	(558)
Fortune Electric Company Ltd.	MS	93,439	Pay SOFR + 0.750%	8/25/2025	3,630
George Weston Ltd.	JPM	(2,882)	Receive CAD CDOR – 0.300%	5/6/2025	(148)
Gigabyte Technology	MS	144,544	Pay SOFR + 0.750%	8/25/2025	(1,116)
Gold Circuit Electronics Ltd.	MS	28,614	Pay SOFR + 0.750%	8/25/2025	3,571
GSENEPOW[19]	GS	425,946	Pay SOFR + 0.300%	5/13/2027	(13,734)
GSGLPHRE[20]	GS	(4,611,715)	Receive SOFR – 0.500%	4/21/2027	147,494
GSMBATDM[21]	GS	1,431,421	Pay SOFR + 0.450%	4/21/2027	(14,940)
GSMBECO3[22]	GS	(395,645)	Receive SOFR – 0.250%	4/22/2027	(3,160)
GSMBEXC0[23]	GS	288,141	Pay SOFR + 0.350%	4/22/2027	(2,099)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Fair Value and Unrealized Appreciation/ (Depreciation)
GSMBJDC0[24]	GS	$1,519,163	Pay TONAR + 0.400%	4/27/2027	$17,583
GSMBLITH[25]	GS	(106,111)	Receive SOFR – 1.350%	11/18/2026	1,571
GSMBOILR[26]	GS	272,150	Pay SOFR + 0.350%	6/15/2027	7,481
GSMBPSTC[27]	GS	1,381,786	Pay SOFR + 0.360%	5/26/2027	(13,719)
GSMBRELH[28]	GS	(811,273)	Receive SOFR – 0.400%	5/13/2027	(7,369)
GSMBURB0[29]	GS	(408,588)	Receive SOFR – 0.200%	6/14/2027	(22,480)
GSMBWHEL[30]	GS	(2,007,074)	Receive SOFR – 0.250%	1/7/2027	21,837
GSMBWIH1[31]	GS	(1,346,406)	Receive SOFR – 0.250%	3/4/2027	(5,514)
GSMBWUTH[32]	GS	(1,211,616)	Receive SOFR – 0.300%	6/22/2027	16,509
GSTMTAIP[33]	GS	1,073,207	Pay SOFR + 0.300%	6/18/2027	(7,284)
GSTMTAIR[34]	GS	(548,623)	Receive SOFR – 0.200%	6/22/2027	1,454
GSXEGRAN[35]	GS	1,273,898	Pay EUR001M + 0.450%	6/17/2027	(10,831)
Hanwha Ocean Company Ltd.	MS	18,743	Pay SOFR + 0.750%	11/7/2024	(1,127)
HD Hyundai Electric Company Ltd.	MS	165,641	Pay SOFR + 0.750%	11/7/2024	13,629
HD Hyundai Heavy Industries Company Ltd.	MS	23,484	Pay SOFR + 0.750%	11/7/2024	3,713
Hon Hai Precision Industry Company Ltd.	MS	49,557	Pay SOFR + 0.750%	8/25/2025	3,194
ITEQ Corporation	MS	46,439	Pay SOFR + 0.750%	8/25/2025	131
JBS S/A	MS	(281,250)	Receive BRL 1D – 4.000%	9/15/2025	(8,013)
JPFCITSV[36]	JPM	(1,990,904)	Receive OBFR – 0.300%	3/27/2025	13,814
JPFUMEDA[37]	JPM	(235,270)	Pay OBFR + 0.400%	2/12/2025	142
JPFUNOI1[38]	JPM	(683,443)	Receive OBFR – 0.650%	4/9/2025	11,572
JPFUOMED[39]	JPM	(402,136)	Receive OBFR – 0.500%	4/15/2025	(1,206)
JPFUPGM[40]	JPM	408,114	Pay OBFR + 0.500%	5/7/2025	(16,049)
JPFURU1[41]	JPM	1	Pay OBFR	3/14/2033	(1)
JPFUSHP2[42]	JPM	(1,104,252)	Receive OBFR – 1.470%	7/23/2024	(17,453)
JPFUSOEC[43]	JPM	(337,535)	Receive OBFR – 0.750%	4/2/2025	5,612
JPGLAG[44]	JPM	588,984	Pay OBFR + 0.250%	5/20/2025	4,926
JPQLAG[45]	JPM	1,000,104	Pay OBFR + 0.250%	5/20/2025	10,355
JPTAOBRL[46]	JPM	(48,994)	Receive BRL 1D – 1.600%	7/22/2025	(1,187)
JPVWIN[47]	JPM	897,352	Pay OBFR + 0.250%	5/19/2025	(273)
LS Electric Company Ltd.	MS	157,539	Pay SOFR + 0.750%	11/7/2024	10,715
MSFDRUS I48	MS	39,354,191	N/A	4/22/2026	17,549
Novatek Microelectronics Corporation	MS	(9,976)	Receive SOFR – 3.500%	8/25/2025	288
Phison Electronics Corporation	MS	53,423	Pay SOFR + 0.750%	8/25/2025	(1,812)
Qatar Gas Transport Company Ltd.	MS	23,022	Pay SOFR + 1.150%	2/3/2025	729
Quanta Computer, Inc.	MS	58,772	Pay SOFR + 0.750%	8/25/2025	4,392
Realtek Semiconductor Corporation	MS	(8,998)	Receive SOFR – 1.250%	8/25/2025	276
Samsung Electronics Company Ltd.	MS	164,391	Pay SOFR + 0.750%	11/7/2024	6,433
Samsung Heavy Industries Company Ltd.	MS	91,833	Pay SOFR + 0.750%	11/7/2024	4,768
Sao Martinho S/A	MS	10,052	Pay BRL 1D + 1.50%	9/15/2025	595
Shihlin Electric & Engineering Corporation	MS	74,514	Pay SOFR + 0.750%	8/25/2025	9,396
SK Hynix, Inc.	MS	323,775	Pay SOFR + 0.750%	11/7/2024	19,601
Taiwan Semiconductor Manufacturing Company Ltd.	MS	127,675	Pay SOFR + 0.750%	8/25/2025	6,022
TXC Corporation	MS	(7,840)	Receive SOFR – 4.250%	8/25/2025	(8)
Wistron Corporation	MS	31,668	Pay SOFR – 1.750%	8/25/2025	1,097
Wiwynn Corporation	MS	145,311	Pay SOFR + 0.750%	8/25/2025	1,566
TOTAL					$502,885

*	Total Return Swaps pay monthly.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Definitions

ADR	-	American Depositary Receipt
A/S	-	Anonim Sirketi
CDI	-	Certificado de Deposito Interbancario
ETF	-	Exchange-Traded Fund
EURIBOR	-	Euro Inter-Bank Offered Rate
ICPROM	-	Indice Camara Promedio
Ltd.	-	Limited Company
MIBOR	-	Mumbai Inter-Bank Offered Rate
MIFOR	-	Mumbai Inter-Bank Forward Rate
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norway Three Month Interbank Rate
NV	-	Naamioze Vennootschap
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
S/A	-	Société Anonyme
SARON	-	Swiss Average Rate Overnight
SONIA	-	Sterling Overnight Index Average
SPX	-	S&P 500 Index
SX5E	-	Euro Stoxx 50 Index
TIIE	-	Tasa de Interes Interbancaria de Equilibrio
TONAR	-	Tokyo Overnight Average Rate
3M BILLS	-	3 Month Treasury Bills
3M CP	-	3 Month Commercial Paper

Counterparty Definitions

BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citigroup
GS	Goldman Sachs
HSBC	HSBC Securities
JPM	JP Morgan
MER	Merrill Lynch
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(e)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.
(f)	Each contract is equivalent to one futures contract.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	Option only pays if both terms are met on the expiration date.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

[1]	BCIIACTM is a custom basket of investment management stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[2]	BCIICAPG is a custom basket of U.S. construction stocks.
[3]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[4]	BCIIFFOD is a custom basket of consumer trends sector stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[5]	BCIIJPNB is a custom basket of Japanese bank stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[6]	BCIIPRIV is a custom basket of global financial stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[7]	BCIISHDF is a custom basket of defense stocks.
[8]	BCIISOXX is a custom basket of technology stocks.
[9]	BCIISTEL is a custom basket of base metal and coal stocks.
[10]	BCIITRAH is a custom basket of Japanese housing stocks.
[11]	BCIIUSBA is a custom basket of global financial stocks.
[12]	BCIIWMAH is a custom basket of chemical industry stocks.
[13]	CGFCAWIN is a custom basket of technology stocks.
[14]	CGFCBVRG is a custom basket of consumer trends and short processed food stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[15]	CGFCGROY is a custom basket of gold stocks.
[16]	CGFCJPBK is a custom basket of global financial and bank stocks.
[17]	CGFOOILP is a custom basket of global energy and oil stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[18]	CGNAECOM is a custom basket of consumer trends stocks.
[19]	GSENEPOW is a custom basket of U.S. stocks.
[20]	GSGLPHRE is a custom basket of consumer trends stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[21]	GSMBATDM is a custom basket of consumer trends stocks.
[22]	GSMBECO3 is a custom basket of consumer trends stocks.
[23]	GSMBEXC0 is a custom basket of global financial stocks.
[24]	GSMBJDC0 is a custom basket of technology stocks.
[25]	GSMBLITH is a custom basket of auto company stocks.
[26]	GSMBOILR is a custom basket of energy stocks.
[27]	GSMBPSTC is a custom basket of chemical stocks.
[28]	GSMBRELH is a custom basket of energy stocks.
[29]	GSMBURB0 is a custom basket of global financial stocks.
[30]	GSMBWHEL is a custom basket of U.S. healthcare stocks. The components of the basket as of June 30, 2024 are shown on the following pages.
[31]	GSMBWIH1 is a custom basket of technology stocks.
[32]	GSMBWUTH is a custom basket of energy stocks.
[33]	GSTMTAIP is a custom basket of U.S. stocks.
[34]	GSTMTAIR is a custom basket of U.S. stocks.
[35]	GSXEGRAN is a custom basket of European stocks.
[36]	JPFCITSV is a custom basket of technology stocks.
[37]	JPFUMEDA is a custom basket of technology company stocks.
[38]	JPFUNOI1 is a custom basket of energy stocks.
[39]	JPFUOMED is a custom basket of technology company stocks.
[40]	JPFUPGM is a custom basket of gold stocks.
[41]	JPFURU1 I is a custom basket of metal and coal stocks.
[42]	JPFUSHP2 is a custom basket of shipping company stocks.
[43]	JPFUSOEC is a custom basket of Chinese company stocks.
[44]	JPGLAG Index.
[45]	JPQLAG Index.
[46]	JPTAOBRL is a custom basket of Brazilian company stocks.
[47]	JPVWIN Index.
[48]	MSFDRUS I – The components of the basket as of June 30, 2024 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIACTM Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Janus Henderson Group PLC	(9,443)	$(318,351)	12.91%
T Rowe Price Group, Inc.	(2,330)	(268,660)	10.89%
Invesco Ltd.	(16,651)	(249,106)	10.10%
Franklin Resources, Inc.	(9,159)	(204,712)	8.30%
Artisan Partners Asset Management, Inc.	(4,859)	(200,556)	8.13%
Abrdn PLC	(97,603)	(182,873)	7.41%
Affiliated Managers Group, Inc.	(681)	(106,460)	4.32%
Schroders PLC	(21,913)	(100,786)	4.09%
Alliancebernstein Holding LP	(2,945)	(99,511)	4.03%
Amundi SA	(1,462)	(94,412)	3.83%
Federated Hermes, Inc.	(2,595)	(85,341)	3.46%
StepStone Group, Inc.	(1,741)	(79,898)	3.24%
Cohen & Steers, Inc.	(913)	(66,221)	2.68%
Victory Capital Holdings, Inc.	(1,385)	(66,112)	2.68%
Virtu Financial, Inc.	(2,700)	(60,613)	2.46%
Virtus Investment Partners, Inc.	(228)	(51,554)	2.09%
IGM Financial, Inc.	(1,811)	(50,034)	2.03%
Magellan Financial Group Ltd.	(8,218)	(46,181)	1.87%
Anima Holding SpA	(8,636)	(43,128)	1.75%
Brightsphere Investment Group, Inc.	(1,624)	(35,995)	1.46%
DWS Group GmbH & Company KgaA	(645)	(22,909)	0.93%
Bridgepoint Group PLC	(7,586)	(21,137)	0.86%
Ashmore Group PLC	(5,485)	(11,795)	0.48%
		$(2,466,345)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Six Flags Entertainment Corporation	(2,307)	$(76,464)	2.21%
Best Buy Company, Inc.	(817)	(68,827)	1.99%
BRP, Inc.	(1,029)	(65,938)	1.91%
Target Corporation	(425)	(62,965)	1.82%
Chewy, Inc., Class A	(2,283)	(62,192)	1.80%
Whirlpool Corporation	(598)	(61,111)	1.77%
International Game Tachnology PLC	(2,946)	(60,276)	1.74%
YETI Holdings, Inc.	(1,468)	(55,990)	1.62%
LCI Industries	(539)	(55,694)	1.61%
Dollar General Corporation	(409)	(54,107)	1.57%
Dollar Tree, Inc.	(502)	(53,555)	1.55%
Harley-Davidson, Inc.	(1,581)	(53,013)	1.53%
Hasbro, Inc.	(898)	(52,506)	1.52%
Penn Entertainment, Inc.	(2,683)	(51,918)	1.50%
Polaris, Inc.	(648)	(50,759)	1.47%
Mattel, Inc.	(3,113)	(50,613)	1.47%
Mohawk Industries, Inc.	(445)	(50,595)	1.46%
Carmax, Inc.	(676)	(49,559)	1.43%
Brunswick Corporation	(662)	(48,165)	1.39%
Winnebago Industries, Inc.	(875)	(47,401)	1.37%
La-Z-Boy, Inc.	(1,263)	(47,086)	1.36%
Camping World Holdings, Inc., Class A	(2,608)	(46,578)	1.35%
Life Time Group Holdings, Inc.	(2,393)	(45,049)	1.30%
Floor & Decor Holdings, Inc., Class A	(452)	(44,945)	1.30%
Leggett & Platt, Inc.	(3,910)	(44,810)	1.30%
Vail Resorts, Inc.	(248)	(44,723)	1.29%
Bowlero Corporation, Class A	(3,086)	(44,720)	1.29%
Fox Factory Holding Corporation	(904)	(43,582)	1.26%
RH	(169)	(41,378)	1.20%
Papa John’s International, Inc.	(877)	(41,194)	1.19%
BJ’s Restaurants, Inc.	(1,175)	(40,769)	1.18%
Jack in the Box, Inc.	(756)	(38,524)	1.12%
Cracker Barrel Old Country Store, Inc.	(910)	(38,366)	1.11%
Cheesecake Factory, Inc. (The)	(953)	(37,435)	1.08%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Name	Quantity	Value	Weight
United Parks & Resorts, Inc.	(687)	$(37,319)	1.08%
Chefs’ Warehouse, Inc. (The)	(941)	(36,799)	1.07%
Acushnet Holdings Corporation	(568)	(36,074)	1.04%
Topgolf Callaway Brands Corporation	(2,357)	(36,057)	1.04%
Genuine Parts Company	(259)	(35,880)	1.04%
Patrick Industries, Inc.	(316)	(34,288)	0.99%
LKQ Corporation	(821)	(34,125)	0.99%
Thor Industries, Inc.	(362)	(33,786)	0.98%
Yum! Brands, Inc.	(254)	(33,593)	0.97%
Dine Brands Global, Inc.	(888)	(32,127)	0.93%
Six Flags Entertainment Corporation	(960)	(31,807)	0.92%
Monro, Inc.	(1,307)	(31,186)	0.90%
Sonos, Inc.	(2,074)	(30,618)	0.89%
Leslie’s, Inc.	(7,306)	(30,609)	0.89%
Marinemax, Inc.	(922)	(29,851)	0.86%
Mister Car Wash, Inc.	(4,179)	(29,750)	0.86%
Other Underlying Index Components*	(45,150)	(1,190,063)	34.49%
		$(3,454,739)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIFFOD Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Hershey Company (The)	(587)	$(107,914)	5.09%
Danone SA	(1,584)	(96,859)	4.57%
Unilever PLC	(1,755)	(96,420)	4.55%
Keurig Dr Pepper, Inc.	(2,798)	(93,467)	4.41%
Kellogg Company	(1,489)	(85,883)	4.05%
Campbell Soup Company	(1,728)	(78,095)	3.68%
Coca-Cola Company (The)	(1,171)	(74,544)	3.51%
McCormick & Company, Inc.	(1,021)	(72,397)	3.41%
Conagra Brands, Inc.	(2,535)	(72,053)	3.40%
General Mills, Inc.	(1,086)	(68,693)	3.24%
Kraft Heinz Company (The)	(2,117)	(68,214)	3.22%
TreeHouse Foods, Inc.	(1,853)	(67,883)	3.20%
Utz Brands, Inc.	(3,954)	(65,790)	3.10%
Constellation Brands, Inc.	(253)	(65,210)	3.07%
J M Smucker Company (The)	(591)	(64,448)	3.04%
PepsiCo, Inc.	(383)	(63,194)	2.98%
Nestlé S.A.	(612)	(62,493)	2.95%
Barry Callebaut AG	(38)	(61,851)	2.92%
Reckitt Benckiser Group PLC	(1,073)	(58,073)	2.74%
J & J Snack Foods Corporation	(351)	(56,922)	2.68%
Tootsie Roll Industries, Inc.	(1,823)	(55,723)	2.63%
Mondelez International, Inc., Class A	(806)	(52,721)	2.49%
Flowers Foods, Inc.	(2,323)	(51,568)	2.43%
Dollar Tree, Inc.	(465)	(49,638)	2.34%
Hormel Foods Corporation	(1,541)	(46,978)	2.21%
Sysco Corporation	(637)	(45,454)	2.14%
Saputo, Inc.	(2,016)	(45,287)	2.14%
Tate & Lyle PLC	(5,481)	(41,439)	1.95%
Chocoladefabriken Lindt & Spruengli AG	(3)	(38,838)	1.83%
Orkla ASA	(3,967)	(32,262)	1.52%
JDE Peet’s NV	(1,583)	(31,552)	1.49%
Post Holdings, Inc.	(299)	(31,161)	1.47%
Lancaster Colony Corporation	(147)	(27,720)	1.31%
Colgate-Palmolive Company	(248)	(24,105)	1.14%
WK Kellogg Company	(1,263)	(20,793)	0.98%
Lamb Weston Holdings, Inc.	(239)	(20,100)	0.95%
Hain Celestial Group, Inc. (The)	(2,502)	(17,287)	0.81%
B&G Foods, Inc.	(940)	(7,593)	0.36%
		$(2,120,622)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIJPNB Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Mitsubishi UFJ Financial Group, Inc.	33,070	$355,428	9.29%
Sumitomo Mitsui Financial Group, Inc.	4,545	303,006	7.92%
Resona Holdings, Inc.	41,995	277,881	7.26%
Concordia Financial Group Ltd.	46,764	275,053	7.19%
Mizuho Financial Group, Inc.	12,900	269,270	7.03%
Chiba Bank Ltd. (The)	29,479	262,402	6.86%
Sumitomo Mitsui Trust Holdings, Inc.	11,082	252,824	6.61%
Fukuoka Financial Group, Inc.	6,850	183,090	4.78%
Mebuki Financial Group, Inc.	45,691	177,912	4.65%
Yamaguchi Financial Group, Inc.	13,899	157,720	4.12%
Shizuoka Financial Group, Inc.	15,123	145,150	3.79%
77 Bank Ltd. (The)	4,683	130,270	3.40%
Hirogin Holdings, Inc.	13,031	100,686	2.63%
Kyushu Financial Group, Inc.	16,853	98,811	2.58%
Mitsubishi UFJ Financial Group, Inc.	6,420	68,996	1.80%
Nishi-Nippon Financial Holdings, Inc.	5,212	65,635	1.71%
Sumitomo Mitsui Financial Group, Inc.	882	58,820	1.54%
Resona Holdings, Inc.	8,152	53,943	1.41%
Concordia Financial Group Ltd.	9,078	53,394	1.39%
Mizuho Financial Group, Inc.	2,504	52,271	1.37%
Shiga Bank, Ltd. (The)	1,970	51,608	1.35%
Chiba Bank Ltd. (The)	5,722	50,938	1.33%
Sumitomo Mitsui Trust Holdings, Inc.	2,151	49,079	1.28%
Gunma Bank Ltd. (The)	6,568	41,932	1.10%
Fukuoka Financial Group, Inc.	1,330	35,542	0.93%
Hachijuni Bank Ltd. (The)	5,309	34,635	0.90%
Mebuki Financial Group, Inc.	8,870	34,537	0.90%
Yamaguchi Financial Group, Inc.	2,698	30,617	0.80%
Shizuoka Financial Group, Inc.	2,936	28,177	0.74%
77 Bank Ltd. (The)	909	25,288	0.66%
Seven Bank Ltd.	13,283	22,211	0.58%
Hirogin Holdings, Inc.	2,530	19,545	0.51%
Kyushu Financial Group, Inc.	3,272	19,181	0.50%
Nishi-Nippon Financial Holdings, Inc.	1,012	12,741	0.33%
Shiga Bank, Ltd. (The)	382	10,018	0.26%
Gunma Bank Ltd. (The)	1,275	8,140	0.21%
Hachijuni Bank Ltd. (The)	1,031	6,723	0.18%
Seven Bank Ltd.	2,579	4,312	0.11%
		$3,827,786	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIPRIV Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
3i Group PLC	12,805	$496,373	20.22%
Apollo Global Management, Inc.	3,921	462,956	18.86%
Ares Management Corporation	3,058	407,617	16.60%
Blue Owl Capital, Inc.	17,323	307,516	12.52%
Hamilton Lane, Inc., Class A	1,833	226,592	9.23%
Intermediate Capital Group PLC	6,947	191,641	7.81%
Partners Group Holding AG	113	144,849	5.90%
EQT AB	4,013	118,601	4.83%
Man Group PLC	17,437	53,394	2.17%
Blackstone, Inc.	191	23,639	0.96%
Carlyle Group, Inc. (The)	552	22,159	0.90%
		$2,455,337	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

The following table represents the individual positions and related values of underlying securities of the CGFCBVRG Index Total Return Swap with Citigroup.^

Name	Quantity	Value	Weight
Constellation Brands, Inc.	(1,528)	$(393,015)	19.84%
Anheuser-Busch Inbev SA	(4,221)	(244,822)	12.36%
Molson Coors Beverage Company, Class B	(4,531)	(230,288)	11.63%
Diageo PLC	(7,153)	(225,123)	11.36%
Davide Campari-Milano NV	(18,545)	(175,357)	8.85%
Brown-Forman Corporation	(4,011)	(173,226)	8.74%
Boston Beer Company, Inc. (The)	(504)	(153,816)	7.76%
MGP Ingredients, Inc.	(1,320)	(98,172)	4.96%
Duckhorn Portfolio, Inc. (The)	(11,323)	(80,391)	4.06%
Remy Cointreau SA	(947)	(79,051)	3.99%
Heineken NV	(758)	(73,357)	3.70%
Pernod Ricard SA	(401)	(54,410)	2.75%
		$(1,981,028)	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFOOILP Index Total Return Swap with Citigroup.^

Name	Quantity	Value	Weight
Equinor ASA	(6,602)	$(188,197)	7.36%
Equinor ASA	(5,693)	(162,283)	6.35%
Vår Energi AS	(28,145)	(99,573)	3.89%
Marathon Oil Corporation	(3,441)	(98,687)	3.86%
APA Corporation	(3,268)	(96,255)	3.76%
Occidental Petroleum Corporation	(1,371)	(86,484)	3.38%
Vår Energi AS	(24,270)	(85,862)	3.36%
Marathon Oil Corporation	(2,967)	(85,098)	3.33%
APA Corporation	(2,818)	(83,001)	3.25%
Santos Ltd.	(15,112)	(77,291)	3.02%
Occidental Petroleum Corporation	(1,183)	(74,575)	2.92%
Santos Ltd.	(13,031)	(66,648)	2.61%
Chord Energy Corporation	(383)	(64,329)	2.52%
Woodside Energy Group Ltd.	(3,410)	(64,230)	2.51%
Harbour Oil PLC	(15,973)	(62,972)	2.46%
Northern Oil & Gas, Inc.	(1,688)	(62,789)	2.45%
Matador Resources Company	(1,047)	(62,445)	2.44%
SM Energy Company	(1,394)	(60,278)	2.36%
Devon Energy Corporation	(1,203)	(57,070)	2.23%
Chord Energy Corporation	(331)	(55,471)	2.17%
Woodside Energy Group Ltd.	(2,940)	(55,385)	2.17%
Harbour Oil PLC	(13,774)	(54,301)	2.12%
Magnolia Oil & Gas Corporation	(2,138)	(54,204)	2.12%
Northern Oil & Gas, Inc.	(1,456)	(54,143)	2.12%
Matador Resources Company	(903)	(53,846)	2.11%
SM Energy Company	(1,202)	(51,978)	2.03%
Murphy Oil Corporation	(1,205)	(49,707)	1.94%
Devon Energy Corporation	(1,038)	(49,212)	1.92%
Magnolia Oil & Gas Corporation	(1,844)	(46,740)	1.83%
EOG Resources, Inc.	(358)	(45,067)	1.76%
Murphy Oil Corporation	(1,039)	(42,862)	1.68%
Permian Resources Corporation	(2,563)	(41,406)	1.62%
EOG Resources, Inc.	(309)	(38,861)	1.52%
Permian Resources Corporation	(2,210)	(35,704)	1.40%
Talos Energy, Inc.	(2,901)	(35,259)	1.38%
Aker BP ASA	(1,315)	(33,571)	1.31%
Kosmos Energy Ltd.	(6,016)	(33,344)	1.30%
Talos Energy, Inc.	(2,501)	(30,404)	1.19%
Aker BP ASA	(1,134)	(28,948)	1.13%
Kosmos Energy Ltd.	(5,188)	(28,753)	1.12%
		$(2,557,233)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
Hennes & Mauritz AB, Class B	(5,347)	$(84,586)	4.48%
Sally Beauty Holdings, Inc.	(7,387)	(79,266)	4.19%
Kingfisher PLC	(25,011)	(78,669)	4.16%
Hanesbrands, Inc.	(15,923)	(78,499)	4.15%
Buckle, Inc. (The)	(2,021)	(74,664)	3.95%
Newell Brands, Inc.	(11,119)	(71,273)	3.77%
Bath & Body Works, Inc.	(1,805)	(70,481)	3.73%
VF Corporation	(5,127)	(69,216)	3.66%
Skechers USA, Inc., Class A	(974)	(67,355)	3.56%
Kohl’s Corporation	(2,737)	(62,927)	3.33%
Victoria’s Secret & Company	(3,382)	(59,765)	3.16%
Oxford Industries, Inc.	(594)	(59,509)	3.15%
Columbia Sportswear Company	(743)	(58,781)	3.11%
Estee Lauder Companies, Class A	(547)	(58,150)	3.08%
Nordstrom, Inc.	(2,690)	(57,090)	3.02%
Canada Goose Holdings, Inc.	(4,283)	(55,374)	2.93%
Carter’s, Inc.	(863)	(53,495)	2.83%
Levi Strauss & Company, Class A	(2,768)	(53,372)	2.82%
Macy’s, Inc.	(2,655)	(50,970)	2.70%
Foot Locker, Inc.	(1,942)	(48,401)	2.56%
Gap, Inc. (The)	(2,005)	(47,889)	2.53%
Under Armour, Inc., Class A	(7,041)	(46,964)	2.49%
Tapestry, Inc.	(1,082)	(46,307)	2.45%
PVH Corporation	(431)	(45,627)	2.41%
Wolverine World Wide, Inc.	(3,201)	(43,281)	2.29%
Revolve Group, Inc.	(2,699)	(42,935)	2.27%
Academy Sports & Outdoors	(787)	(41,931)	2.22%
Adidas AG	(173)	(41,286)	2.19%
Puma SE	(868)	(39,865)	2.11%
Ollie’s Bargain Outlet Holdings, Inc.	(386)	(37,929)	2.01%
Amer Sports, Inc.	(2,732)	(34,337)	1.82%
Steven Madden Ltd.	(797)	(33,723)	1.79%
Hugo Boss AG	(718)	(32,139)	1.70%
Kinnevik AB, Class B	(3,052)	(25,040)	1.33%
Crocs, Inc.	(152)	(22,145)	1.17%
ASOS PLC	(1,995)	(8,996)	0.48%
Boohoo Group PLC	(17,404)	(7,569)	0.40%
		$(1,889,806)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSMBWHEL Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
Johnson & Johnson	(429)	$(62,633)	3.15%
Merck & Company, Inc.	(418)	(51,760)	2.60%
Abbvie, Inc.	(292)	(50,000)	2.52%
Johnson & Johnson	(297)	(43,339)	2.18%
Novartis AG	(372)	(39,842)	2.00%
AstraZeneca PLC	(251)	(39,253)	1.97%
Roch Holding AG	(133)	(36,977)	1.86%
Thermo Fisher Scientific, Inc.	(65)	(35,962)	1.81%
Merck & Company, Inc.	(289)	(35,815)	1.80%
Abbvie, Inc.	(202)	(34,597)	1.74%
Danaher Corporation	(123)	(30,688)	1.54%
Abbott Laboratories	(285)	(29,617)	1.49%
Amgen, Inc.	(90)	(27,982)	1.41%
Novartis AG	(258)	(27,569)	1.39%
AstraZeneca PLC	(174)	(27,161)	1.37%
Johnson & Johnson	(181)	(26,428)	1.33%
Pfizer, Inc.	(929)	(25,992)	1.31%
Roch Holding AG	(92)	(25,586)	1.29%
Thermo Fisher Scientific, Inc.	(45)	(24,884)	1.25%
Merck & Company, Inc.	(176)	(21,840)	1.10%
Stryker Corporation	(63)	(21,487)	1.08%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Name	Quantity	Value	Weight
Danaher Corporation	(85)	$(21,235)	1.07%
Abbvie, Inc.	(123)	(21,097)	1.06%
Abbott Laboratories	(197)	(20,494)	1.03%
Vertex Pharmaceuticals, Inc.	(43)	(20,218)	1.02%
Amgen, Inc.	(62)	(19,362)	0.97%
Regeneron Pharmaceuticals, Inc.	(18)	(19,359)	0.97%
Boston Scientific Corporation, Class A	(240)	(18,505)	0.93%
Pfizer, Inc.	(643)	(17,985)	0.90%
Medtronic PLC	(221)	(17,360)	0.87%
Novartis AG	(157)	(16,811)	0.85%
AstraZeneca PLC	(106)	(16,562)	0.83%
Roch Holding AG	(56)	(15,602)	0.78%
CSL Ltd.	(78)	(15,349)	0.77%
Thermo Fisher Scientific, Inc.	(27)	(15,174)	0.76%
Stryker Corporation	(44)	(14,868)	0.75%
HCA Healthcare, Inc.	(46)	(14,643)	0.74%
Bristol-Myers Squibb Company (The)	(347)	(14,393)	0.72%
Gilead Sciences, Inc.	(209)	(14,327)	0.72%
Vertex Pharmaceuticals, Inc.	(30)	(13,990)	0.70%
Regeneron Pharmaceuticals, Inc.	(13)	(13,396)	0.67%
Zoetis, Inc.	(77)	(13,343)	0.67%
GSK PLC	(673)	(13,005)	0.65%
Danaher Corporation	(52)	(12,948)	0.65%
Boston Scientific Corporation, Class A	(166)	(12,805)	0.64%
Abbott Laboratories	(120)	(12,497)	0.63%
CVS Health Corporation	(211)	(12,438)	0.63%
Medtronic PLC	(153)	(12,012)	0.60%
Amgen, Inc.	(38)	(11,807)	0.59%
Merck KGaA	(70)	(11,610)	0.58%
Other Underlying Index Components*	(13,959)	(815,451)	41.06%
		$(1,988,058)	100.00%

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.^

Name	Quantity	Value	Weight
Cash Balance		$24,006,180	60.35%
US Momentum 3-Month Long	(5,474)	(1,192,894)	-3.00%
Eli Lilly & Company	1,077	975,094	2.45%
Novo Nordisk A/S, Class B	6,622	956,910	2.41%
PDD Holdings, Inc. - ADR	5,999	797,567	2.00%
1-Month Momentum	(4,082)	(789,091)	-1.98%
Tokyo SE TOPIX Banks Stock Price Index	285,427	622,524	1.56%
US Momentum 6 Month Short	4,370	604,633	1.52%
Canadian Natural Resources Ltd.	16,744	596,449	1.50%
STOXX Europe 600 Food & Beverage	(590)	(432,247)	-1.09%
US Momentum 3-month Short	2,789	411,880	1.04%
US Momentum 6 Month Long	(1,260)	(388,345)	-0.98%
Loblaw Companies Ltd.	3,328	386,080	0.97%
CSL Ltd.	1,590	313,079	0.79%
Wheaton Precious Metals Corporation	(5,927)	(310,693)	-0.78%
Bunge Global S.A.	(2,850)	(304,295)	-0.76%
Archer-Daniels-Midland Company	(4,936)	(298,381)	-0.75%
Mowi ASA	17,704	294,466	0.74%
S&P Biotech Select Industry	(39)	(281,778)	-0.71%
Tencent Holdings Ltd.	5,477	261,216	0.66%
Franco-Nevada Corporation	(2,161)	(256,122)	-0.64%
CF Industries Holdings, Inc.	(3,396)	(251,712)	-0.63%
Wingstop, Inc.	585	247,256	0.62%
TransDigm Group, Inc.	188	240,191	0.60%
FMC Corporation	(4,173)	(240,156)	-0.60%
Broadcom, Inc.	149	239,224	0.60%
NVIDIA Corporation	1,917	236,826	0.60%
Suncor Energy, Inc.	6,181	235,630	0.59%
SalMar ASA	4,396	231,244	0.58%
Disco Corporation	608	230,690	0.58%
Republic Services, Inc.	1,161	225,629	0.57%
Epiroc AB, Class A	11,284	225,204	0.57%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Name	Quantity	Value	Weight
MEG Energy Corporation	10,486	$224,362	0.56%
Clean Harbors, Inc.	989	223,662	0.56%
JPMorgan Chase & Company	1,104	223,295	0.56%
Rheinmetall AG	437	222,703	0.56%
Cenovus Energy, Inc.	11,291	221,860	0.56%
Nutrien Ltd.	(4,188)	(213,211)	-0.53%
Waste Connections, Inc.	1,208	211,958	0.53%
ONEOK, Inc.	2,592	211,378	0.53%
Targa Resources Corporation	1,588	204,503	0.51%
Mitsubishi UFJ Financial Group, Inc.	18,635	200,274	0.50%
Royal Gold, Inc.	(1,584)	(198,253)	-0.50%
Darling Ingredients, Inc.	(5,385)	(197,899)	-0.50%
Corteva, Inc.	(3,652)	(196,989)	-0.49%
Waste Management, Inc.	914	194,993	0.49%
Micron Technology, Inc.	1,469	193,218	0.49%
Komatsu Ltd.	6,506	188,901	0.47%
Caterpillar, Inc.	561	186,869	0.47%
Brixmor Property Group, Inc.	(8,053)	(185,944)	-0.47%
Other Underlying Index Components*	(104,193)	10,471,722	26.32%
		$39,779,660	100.00%

^	Components include cash and foreign cash balances which may not be reflected below.
*	Largest 50 underlying components by market value at June 30, 2024.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS
Investment securities:
At cost	$133,741,346
At fair value	$136,507,304
Cash and cash equivalents	6,500,606
Cash on deposit with broker	28,810,101
Foreign cash on deposit with broker (Cost - $1,314,635)	1,421,929
Cash collateral for derivative instruments	24,808,237
Foreign cash (Cost - $2,638,829)	2,602,574
Unrealized appreciation from swap contracts	1,153,491
Unrealized appreciation from futures contracts	188,736
Unrealized appreciation from forward foreign currency contracts	175,791
Premiums paid for swaps	184,491
Receivable for securities sold	87,816
Receivable for currency contracts	374,199
Receivable for swaps	14,255
Dividends and interest receivable	92,735
Receivable for fund shares sold	82,276
Prepaid expenses and other assets	76,398
TOTAL ASSETS	203,080,939

LIABILITIES
Options written, at fair value (Premiums received $806,537)	861,415
Unrealized depreciation on swap contracts	534,096
Net unrealized depreciation of futures contracts	535,092
Net unrealized depreciation from forward foreign currency contracts	299,265
Premiums received from swaps	286,398
Payable for investments purchased	227,601
Payable for fund shares redeemed	39,341
Investment advisory fees payable	60,241
Audit and tax fees payable	68,091
Payable to related parties	30,339
Shareholder services fees - Class I	17,982
Accrued expenses and other liabilities	6,603
TOTAL LIABILITIES	2,966,464

NET ASSETS	$200,114,475

Composition of Net Assets:
Paid in capital	$191,139,721
Accumulated earnings	8,974,754
NET ASSETS	$200,114,475

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)

June 30, 2024

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$125,853,888
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,035,882
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.65

Institutional Class Shares:
Net Assets	$74,260,587
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,726,589
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.61

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended June 30, 2024

INVESTMENT INCOME
Dividends	$531,115
Interest	6,506,553
Less: Foreign withholding taxes	(21,506)
TOTAL INVESTMENT INCOME	7,016,162

EXPENSES
Investment advisory fees	1,914,963
Shareholder services fees
Institutional Class	69,731
Administrative services fees	216,825
Custodian fees	93,219
Audit and tax fees	90,582
Transfer agent fees	85,274
Legal fees	29,480
Compliance officer fees	27,760
Registration fees	21,037
Printing and postage expenses	14,578
Trustees fees and expenses	7,753
Insurance expense	5,716
Other expenses	10,971
TOTAL EXPENSES	2,587,889
Less: Fees waived by the Advisor	(284,861)
NET EXPENSES	2,303,028
NET INVESTMENT INCOME	4,713,134

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	(3,170)
Swap contracts	3,427,797
Options written	3,379,575
Futures contracts	6,929,527
Forward foreign currency exchange contracts	(382,427)
Foreign currency transactions	(2,605,261)
10,746,041
Net change in unrealized appreciation/(depreciation) of:
Investments	2,350,790
Swap contracts	1,292,091
Options written	(291,644)
Futures contracts	70,582
Forward foreign currency exchange contracts	(292,366)
Foreign currency translations	113,701
3,243,154
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,989,195
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,702,329

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$4,713,134	$3,038,698
Net realized gain/(loss) from investment transactions, options written, swap contracts, futures contracts forward foreign exchange contracts and foreign currency transactions	10,746,041	(9,497,042)
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency translations	3,243,154	709,067
Net increase/(decrease) in net assets resulting from operations	18,702,329	(5,749,277)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(796,424)	(1,207,965)
Super Institutional Class	(1,100,901)	(1,481,328)
Decrease in net assets from distributions to shareholders	(1,897,325)	(2,689,293)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	28,829,785	124,559,992
Super Institutional Class	2,253,768	86,789,475
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	629,699	823,455
Super Institutional Class	1,095,611	1,464,262
Payments for shares redeemed:
Institutional Class	(62,129,800)	(95,253,840)
Super Institutional Class	(14,493,101)	(41,803,143)
Net increase/(decrease) in net assets from shares of beneficial interest	(43,814,038)	76,580,201

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(27,009,034)	68,141,631

NET ASSETS
Beginning of Year	227,123,509	158,981,878
End of Year	$200,114,475	$227,123,509

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE ACTIVITY
Institutional Class:
Shares Sold	3,196,759	13,663,860
Shares Reinvested	70,753	91,495
Shares Redeemed	(6,873,798)	(10,435,319)
Net increase/(decrease) in shares of beneficial interest outstanding	(3,606,286)	3,320,036

Super Institutional Class:
Shares Sold	249,829	9,453,937
Shares Reinvested	122,552	161,976
Shares Redeemed	(1,569,913)	(4,680,071)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,197,532)	4,935,842

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Institutional Class
	Year Ended June 30 2024		Year Ended June 30 2023		Year Ended June 30 2022	Year Ended June 30 2021	Year Ended June 30 2020
Net asset value, beginning of year	$8.86		$9.17		$10.01	$9.76	$8.99

Activity from investment operations:
Net investment income/(loss) (1)	0.20		0.12		(0.06)	(0.10)	(0.00)
Net realized and unrealized gain/(loss) on investments	0.62		(0.31)		0.03	1.08	0.77
Total from investment operations	0.82		(0.19)		(0.03)	0.98	0.77

Less distributions from:
Net investment income	(0.07)		-		(0.81)	(0.41)	-
Net realized gains	-		(0.12)		-	(0.32)	-
Total distributions	(0.07)		(0.12)		(0.81)	(0.73)	-

Net asset value, end of year	$9.61	(2)	$8.86	(2)	$9.17	$10.01	$9.76

Total return (3)	9.36	%(2)	-2.13	%(2)	-0.09%	10.58%	8.57%

Net assets, at end of year (000s)	$74,261		$100,426		$73,478	$1,990	$1,340

Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.26%		1.40%		1.41%	1.32%	1.19%
Ratio of net expenses to average net assets (6)	1.13%		1.20%		1.13%	1.11%	1.09%
Ratio of net investment income/(loss) to average net assets (7)	2.16%		1.34%		-0.65%	-0.98%	-0.01%

Portfolio Turnover Rate	239%		84%		129%	140%	88%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Includes adjustments made in accordance with generally accepted accounting principles.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.26%	1.33%	1.41%	1.26%	1.18%
(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.13%	1.14%	1.13%	1.05%	1.08%
(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.16%	1.40%	-0.64%	-0.93%	0.00%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Super Institutional Class
	Year Ended June 30 2024		Year Ended June 30 2023		Year Ended June 30 2022	Year Ended June 30 2021	Year Ended June 30 2020
Net asset value, beginning of year	$8.90		$9.20		$10.03	$9.78	$9.00

Activity from investment operations:
Net investment income/(loss) (1)	0.21		0.14		(0.08)	(0.10)	0.02
Net realized and unrealized gain/(loss) on investments	0.62		(0.32)		0.06	1.08	0.76
Total from investment operations	0.83		(0.18)		(0.02)	0.98	0.78

Less distributions from:
Net investment income	(0.08)		-		(0.81)	(0.41)	(0.00)
Net realized gains	-		(0.12)		-	(0.32)	-
Total distributions	(0.08)		(0.12)		(0.81)	(0.73)	(0.00)

Net asset value, end of year	$9.65	(2)	$8.90	(2)	$9.20	$10.03	$9.78

Total return (3)	9.40	%(2)	-2.01	%(2)	0.02%	10.60%	8.69%

Net assets, at end of year (000s)	$125,854		$126,697		$85,504	$108,011	$167,280

Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.19%		1.30%		1.37%	1.29%	1.16%
Ratio of net expenses to average net assets (6)	1.05%		1.10%		1.08%	1.10%	1.06%
Ratio of net investment income/(loss) to average net assets (7)	2.26%		1.55%		-0.85%	-0.97%	0.17%

Portfolio Turnover Rate	239%		84%		129%	140%	88%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Includes adjustments made in accordance with generally accepted accounting principles.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.19%	1.24%	1.33%	1.24%	1.15%
(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.05%	1.05%	1.04%	1.05%	1.05%
(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.26%	1.61%	-0.82%	-0.93%	0.18%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024

1. ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the identically-named predecessor fund managed by Fulcrum Asset Management LLP that was a series of Trust for Advised Portfolios. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio manager.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies," including Accounting Standards Update 2013-08.

Security Valuation - The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting from the swap counterparty. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. To the extent valuation adjustments are not applied to index options or future options, they are categorized as Level 1.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process - Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s assets and liabilities measured at fair value:

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,381,782	$-	$-	$33,381,782
Exchange-Traded Funds	856,809	-	-	856,809
Currency Options Purchased	-	1,597,613	-	1,597,613
Index Options Purchased	311,886	-	-	311,886
OTC Dual Binary Options Purchased	-	1,810,812	-	1,810,812
Future Options Purchased	684,353	-	-	684,353
U.S. Treasury Bills	-	97,864,049	-	97,864,049
Total	$35,234,830	$101,272,474	$-	$136,507,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$188,736	$-	$-	$188,736
Dispersion Swap Contracts	-	36,531	-	36,531
Interest Rate Swap Contracts	-	91,849	-	91,849
Forward Exchange Contracts	-	175,791	-	175,791
Total Return Swap Contracts	-	502,885		502,885
Total	$188,736	$807,056	$-	$995,792

Liabilities

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Options Written	$760,091	$-	$-	$760,091
Currency Options Written	-	101,324	-	101,324
Futures Contracts	535,092	-	-	535,092
Forward Exchange Contracts	-	299,265	-	299,265
Credit Default Swaps	-	11,870	-	11,870
Total	$1,295,183	$412,459	$-	$1,707,642

The Fund did not hold any level 3 securities during the fiscal year.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Consolidation of Subsidiaries - The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

	FDFC Net Assets at June 30, 2024	% of the Fund’s Total Net Assets at June 30, 2024
FDFC	$11,841,057	5.9%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk - Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk - Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk - Credit defaults swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk - The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Currency Swaps Risk - Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk - A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk - The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. In addition, investments in securities and instruments traded in emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, emerging markets may be subject to greater market volatility, lower trading volume and liquidity, greater social, political and economic uncertainty, governmental controls on foreign investments and limitations on repatriation of invested capital, lower disclosure, corporate governance, auditing and financial reporting standards, fewer protections of property rights, restrictions on the transfer of securities or currency, and settlement and trading practices that differ from those in U.S. markets.

Equity Index Swaps Risk - Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk - There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk - By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Restricted Cash and Deposits with Brokers - At June 30, 2024, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On June 30, 2024, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$-	$3,369,839
Citibank, N.A.	2,901,199	-
Goldman Sachs	1,420,000	-
JPMorgan Chase	2,527,038	2,648,943
Merrill Lynch	110,000	-
Morgan Stanley	17,850,000	24,213,274
Total	$24,808,237	$30,232,056

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021 – 2023) or expected to be taken on the Fund’s 2024 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the year ended June 30, 2024, include purchased option; written options; forward currency and futures contracts; and interest rate, credit default, dispersion and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of June 30, 2024 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed in the Fund’s Consolidated Schedule of Investments.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options, if any, is reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Total Return Swaps - The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations

Interest Rate Swaps - The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

Credit Default Swaps - The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

For the year ended June 30, 2024, the net change in unrealized appreciation on swap contracts was $1,292,091. For the year ended June 30, 2024, the Fund had a realized gain of $3,412,921 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of June 30, 2024.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Purchased Options
Citigroup	$947,153	$-	$947,153	$-	$-	$947,153
Goldman Sachs	255,686	-	255,686	-	-	255,686
JPMorgan Chase	1,603,180	-	1,603,180	(101,324)	-	1,501,856
Morgan Stanley	1,598,645	-	1,598,645	(760,091)	-	838,554
Futures Contracts (2)
JPMorgan Chase	190,357	(1,621)	188,736	-	-	188,736
Morgan Stanley	1,305,163	(1,305,163)	-	-	-	-
Forward Contracts
JPMorgan Chase	175,791	-	175,791	(175,791)	-	-
Swap Contracts
BAML	71,590	-	71,590	-	-	71,590
Barclays	357,764	-	357,764	(114,710)	-	243,054
Citigroup	62,008	-	62,008	(46,073)	-	15,935
Goldman Sachs	213,929	-	213,929	(101,130)	-	112,799
HSBC	44,179	-	44,179	-	-	44,179
JPMorgan Chase	250,379	-	250,379	(169,992)	-	80,387
Morgan Stanley	153,642	-	153,642	(39,285)	-	114,357
Total	$7,229,466	$(1,306,784)	$5,922,682	$(1,508,396)	$-	$4,414,286

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Written Options
Morgan Stanley	$(760,091)	$-	$(760,091)	$760,091	$-	$-
JPMorgan Chase	(101,324)	-	(101,324)	101,324	-	-
Futures Contracts (2)
JPMorgan Chase	(1,621)	1,621	-	-	-	-
Morgan Stanley	(1,840,255)	1,305,163	(535,092)	-	535,092	-
Forward Contracts
JPMorgan Chase	(299,265)	-	(299,265)	175,791	123,474	-
Swap Contracts
Barclays	(114,710)	-	(114,710)	114,710	-	-
Citigroup	(46,073)	-	(46,073)	46,073	-	-
Goldman Sachs	(101,130)	-	(101,130)	101,130	-	-
JPMorgan Chase	(169,992)	-	(169,992)	169,992	-	-
Morgan Stanley	(39,285)	-	(39,285)	39,285	-	-
UBS	(62,906)	-	(62,906)	-	-	(62,906)
Total	$(3,536,652)	$1,306,784	$(2,229,868)	$1,508,396	$658,566	$(62,906)

(1)	Over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2024:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity

Fair Value of Investments

Options Written, at Fair Value

Net unrealized appreciation/(depreciation) from swap contracts

Net unrealized appreciation/(depreciation of futures contracts

Net unrealized appreciation/(depreciation) of forward foreign currency exchange contracts

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2024:

Asset Derivatives Investment Fair Value
	Equity	Interest Rate	Credit	Currency	Commodity	Total as of June 30, 2024
Swap Contracts	$983,592	$169,141	$758	$-	$-	$1,153,491
Futures Contracts	458,765	214,399	-	66,687	755,669	1,495,520
Options Purchased^	2,181,354	-	285,188	1,803,440	134,681	4,404,663
	$3,623,711	$383,540	$285,946	$1,870,127	$890,350	$7,053,674

Liability Derivatives Investment Fair Value
	Equity	Interest Rate	Credit	Currency	Commodity	Total as of June 30, 2024
Swap Contracts	$446,176	$77,292	$12,628	$-	$-	$536,096
Futures Contracts	498,714	106,207	-	333,354	903,601	1,841,876
Forward Foreign Currency Contracts	-	-	-	123,474	-	123,474
Options Written	290,098	-	-	101,324	469,993	861,415
	$1,234,988	$183,499	$12,628	$558,152	$1,373,594	$3,362,861

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended June 30, 2024:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments, Swap Contracts, Futures Contracts, Forward Foreign Currency Contracts and Options Written

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended June 30, 2024:

Realized Gain/(Loss)
	Equity	Interest Rate	Credit	Currency	Commodity	Total as of June 30, 2024
Swap Contracts*	$3,746,892	$(83,664)	$135,960	$-	$-	$3,799,188
Futures Contracts	7,800,079	(1,432,286)	-	(933,044)	1,494,778	6,929,527
Forward Foreign Currency Contracts	-	-	-	(382,427)	-	(382,427)
Options Purchased^	(2,248,604)	-	-	(1,436,847)	(536,217)	(4,221,668)
Options Written	1,558,293	-	-	317,862	1,503,420	3,379,575
	$10,856,660	$(1,515,950)	$135,960	$(2,434,456)	$2,461,981	$9,504,195

Change in Unrealized Appreciation/(Depreciation)
	Equity	Interest Rate	Credit	Currency	Commodity	Total as of June 30, 2024
Swap Contracts	$705,021	$634,239	$(47,169)	$-	$-	$1,292,091
Futures Contracts	(709,798)	271,747	-	416,884	91,749	70,582
Forward Foreign Currency Contracts	-	-	-	(292,366)	-	(292,366)
Options Purchased^	63,929	72,012	90,463	245,398	94,272	566,074
Options Written	(158,695)	-	-	(25,021)	(107,928)	(291,644)
	$(99,543)	$977,998	$43,294	$344,895	$78,093	$1,344,737

*	Excludes income earned on swap contracts.
^	Included with realized loss on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $76,671,047 and $77,946,826 respectively.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the year ended June 30, 2024, the Advisor earned $1,914,963 in advisory fees. As of June 30, 2024, the Fund had a payable for advisory fees of $60,241.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until April 30, 2025, to waive a portion or all of its management fees and pay Fund expenses (excluding any front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses (“AFFE”); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) in order to limit the annual fund operating expenses to 1.05% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the year ended June 30, 2024, the Advisor waived $284,861 of fees which are subject to recapture by the Advisor.

As of June 30, 2024, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2025	June 30, 2026	June 30, 2027
$323,321	$402,825	$284,861

As of June 30, 2024, $244,854 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the year ended June 30, 2024, the Fund did not pay distribution related charges pursuant to the Plan.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS (TO BE UPDATED)

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

Cost for Federal Tax purposes	$134,120,727

Unrealized Appreciation	$119,291,191
Unrealized Depreciation	(116,477,692)
Tax Net Unrealized Appreciation	$2,813,499

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Ordinary Income	$1,897,325	$1,243,543
Long-Term Capital Gain	-	1,445,750
Return of Capital	-	-
	$1,897,325	$2,689,293

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$5,835,722	$254,844	$-	$-	$(489)	$2,884,677	$8,974,754

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustment for unsettled short positions and corporate return of capital distributions, and the mark-to-market on open futures, 1256 option contracts, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized net foreign currency gains of $71,178. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended June 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

Paid In Capital	Distributable Earnings
$146,715	$(146,715)

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Fulcrum Diversified Absolute Return Fund and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fulcrum Diversified Absolute Return Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of June 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s consolidated financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated September 1, 2022, expressed an unqualified opinion on those and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2024

COHEN  &  COMPANY,  LTD.

800.229.1099  |  866.818.4538 fax  |  cohencpa.com

Registered with the Public Company Accounting Oversight Board

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -538-5278 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-538-5278.

INVESTMENT ADVISOR

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date	9/5/24